UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07507
                                                    ----------

                          Scudder Investments VIT Funds
                     --------------------------------------
               (Exact name of registrant as specified in charter)

                             Two International Place
                              Boston, MA 02110-4103
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Sal Schiavone
                             Two International Place
                              Boston, MA 02110-4103
         ---------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 617-295-2663
                                                           -------------

                      Date of fiscal year end: December 31
                                              -------------

                   Date of reporting period: December 31, 2004
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                                                                 [LOGO OMITTED]
                                                                    SCUDDER
                                                                   INVESTMENTS








Scudder VIT EAFE(R) Equity Index Fund







                                       ANNUAL REPORT
                                       December 31, 2004

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
TABLE OF CONTENTS

       LETTER TO SHAREHOLDERS .......................................   3
       PERFORMANCE COMPARISON .......................................   6

       SCUDDER VIT EAFE(R) EQUITY INDEX FUND
          Disclosure of Fund Expenses ...............................   7
          Schedule of Investments ...................................   8
          Statement of Assets and Liabilities .......................  19
          Statement of Operations ...................................  20
          Statements of Changes in Net Assets .......................  21
          Financial Highlights ......................................  22
          Notes to Financial Statements .............................  24
          Report of Independent Registered Public Accounting Firm ...  29
          Trustees and Officers of the Trust ........................  30
          Proxy Voting and Form N-Q .................................  34


                            -------------------------
                    THIS   REPORT   MUST  BE   PRECEDED   OR
                    ACCOMPANIED  BY A PROSPECTUS.  WE ADVISE
                    YOU TO CONSIDER  THE FUND'S  OBJECTIVES,
                    RISKS,  CHARGES AND  EXPENSES  CAREFULLY
                    BEFORE    INVESTING.    THE   PROSPECTUS
                    CONTAINS   THIS  AND   OTHER   IMPORTANT
                    INFORMATION  ABOUT THE FUND. PLEASE READ
                    THE  PROSPECTUS   CAREFULLY  BEFORE  YOU
                    INVEST.

                    The Fund is not  insured by the FDIC and
                    is  not  a  deposit,  obligation  of  or
                    guaranteed by Deutsche Bank AG. The Fund
                    is   subject   to   investment    risks,
                    including  possible  loss  of  principal
                    amount  invested.  There is no guarantee
                    that the Fund will be able to mirror the
                    MSCI  EAFE(R)  Index  closely  enough to
                    track   its   performance.    The   Fund
                    concentrates    its    investments    in
                    securities of foreign issuers. A variety
                    of  factors   such  as  changes  in  the
                    economic/political     conditions    and
                    currency     fluctuations     in     the
                    international  markets  may  affect  the
                    value of your  investment  in the  Fund.
                            -------------------------

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


ALL PERFORMANCE QUOTED IN THIS REPORT IS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH CHANGING MARKET CONDITIONS, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURN FIGURES QUOTED. PERFORMANCE QUOTED FOR THE FUND DOES NOT INCLUDE THE EFFECT OF CONTRACT CHARGES, WHICH WOULD LOWER THE RETURNS PRESENTED. RETURNS ARE NET OF THE FUND'S MANAGEMENT FEES AND OTHER OPERATING EXPENSES. RETURNS WOULD HAVE BEEN LOWER IF CERTAIN OF THE FUND'S FEES AND EXPENSES HAD NOT BEEN WAIVED. FOR THE FUND'S MOST RECENT MONTH-END PERFORMANCE, CALL (800) 621-1048.

In the following interview, the portfolio management team discusses Scudder VIT EAFE(R) Equity Index Fund's market environment and performance during the 12-month period ended
December 31, 2004.

Q: HOW DID SCUDDER VIT EAFE(R) EQUITY INDEX FUND PERFORM OVER THE ANNUAL PERIOD?

A: For the 12-month period, Scudder VIT EAFE(R) Equity Index Fund produced a positive total return of 19.07% (Class A shares), as compared with a return of 20.25% for its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index.1 The broad-based MSCI EAFE(R) Index is a group of international company stocks that is not available for direct investment. (Past performance is no guarantee of future results. Please see page 4 through 6 for the performance of Class B shares and for more complete performance information.)

Q: WHAT WERE THE PRIMARY FACTORS AFFECTING THE INTERNATIONAL EQUITY MARKETS
   DURING THE PAST 12 MONTHS?

A: Despite periodic bouts of volatility, international equities delivered robust performance for 2004. The continued strength in corporate earnings and worldwide economic growth provided a positive underpinning for the global markets, outweighing factors such as rising oil prices, higher US interest rates and concerns related to the direction of growth in China. The MSCI EAFE(R) Index returned 20.25% for the year, following on the heels of a return of 38.59% in 2003. The bulk of the gain came in the second half of the year, as the year-to-date return for the index was just 4.56% at the halfway point on June 30, 2004. Markets chopped sideways through much of the summer, then embarked on a powerful rally that persisted until year-end. The index produced a stellar return of 15.32% in the fourth quarter.

For US investors, the performance of international equities gained a substantial boost from the weakness of the US dollar and the corresponding strength in foreign currencies such as the euro and the yen. The rally in foreign currencies added 10.02% to the return of the MSCI EAFE(R)
Index, almost half of its total increase in 2004.


--------------------------------------------------------------------------------
1 The Morgan Stanley Capital International Europe,
  Australasia and Far East Index (MSCI EAFE(R)) is an unmanaged, capitalization-weighted measure of stock markets in Europe, Australasia and the Far East. The index is calculated using closing local market prices and converts to US dollars using the London close foreign exchange rates. The MSCI EAFE(R) Index is the exclusive property of Morgan Stanley Capital International, a service of Morgan Stanley, and has been licensed for use by the Fund's investment advisor.
Index returns assume reinvestment of dividends and capital gains and, unlike fund returns, do not reflect fees and expenses. A direct investment in an index is not possible.

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

------------------------------------------------------------
 COUNTRY ALLOCATION
 As of December 31, 2004
 (percentages are based on market value of total equities in the Fund)
 A Fund's country allocation is subject to change.
------------------------------------------------------------
   United Kingdom ............................   25.18%
   Japan .....................................   22.04
   France ....................................    9.10
   Switzerland ...............................    6.98
   Germany ...................................    6.95
   Australia .................................    5.07
   Netherlands ...............................    4.91
   Spain .....................................    4.12
   Italy .....................................    4.07
   All Other Countries .......................   11.58
                                                ------
                                                100.00%
                                                ======

Q: HOW DID THE REGIONS THAT THE MSCI EAFE(R) INDEX COMPRISES PERFORM?

A: For the year, in dollar terms, Austria, up 71.5%, and Norway, up 53.2%, were the top country performers. The worst performing country was Finland, which was still up 6.1% in US dollar terms. On a regional basis, Europe, up 18%, performed the best as its markets neared a 2 1/2-year high. While growth remains slow in the euro-block countries, the accommodative interest rate policy of the European Central Bank, in combination with the prospect of lower taxes across the region in 2005, served as a positive foundation for its stock markets. The Pacific region was close behind Europe with a gain of 17%. Notably, Japan's market completed its first consecutive yearly gain in almost a decade. Its economy expanded for a fourth consecutive year, the longest growth streak since 1997, as growth in the United States and China--the country's two largest export markets--helped sustain a recovery.

INVESTMENT REVIEW

----------------------------------------------------------------------------------------------------------------------------
                                                     CUMULATIVE TOTAL RETURNS                   AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                        1 Year   3 Years   5 Years      Since           1 Year   3 Years   5 Years     Since
   December 31, 2004                                               Inception1                                    Inception 1
                                                                                                 Class A (inception 8-22-97)
                                                                                                 Class B (inception 4-30-02)
----------------------------------------------------------------------------------------------------------------------------
 Scudder VIT EAFE(R) Equity Index Fund
    Class A                             19.07%    24.49%  (21.86)%     13.25%           19.07%     7.57%   (4.81)%    1.70%
    Class B                             18.79%     n/a      n/a        24.51%           18.79%     n/a      n/a       8.55%
----------------------------------------------------------------------------------------------------------------------------
   MSCI EAFE(R)Index 2                  20.25%    40.08%   (5.55)%     40.06%           20.25%    11.89%   (1.13)%    4.70%
----------------------------------------------------------------------------------------------------------------------------
   Lipper International Large Cap Core
    Equity Funds Average 3              15.80%    25.83%  (17.26)%     30.08%           15.80%     7.89%   (3.91)%    3.46%
----------------------------------------------------------------------------------------------------------------------------

ALL PERFORMANCE IN THIS REPORT IS HISTORICAL AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE WITH CHANGING MARKETING CONDITIONS, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURN FIGURES QUOTED. FOR THE FUND'S MOST RECENT MONTH-END PERFORMANCE, CALL (800) 621-1048. PERFORMANCE QUOTED FOR THE FUND DOES NOT INCLUDE THE EFFECT OF CONTRACT CHARGES, WHICH WOULD LOWER THE RETURNS PRESENTED. RETURNS ARE NET OF THE FUND'S MANAGEMENT FEES AND OTHER OPERATING EXPENSES. RETURNS WOULD HAVE BEEN LOWER IF CERTAIN OF THE FUND'S FEES AND EXPENSES HAD NOT BEEN WAIVED. PERFORMANCE FIGURES FOR CLASSES A AND B DIFFER BECAUSE EACH CLASS MAINTAINS A DISTINCT EXPENSE STRUCTURE. TOTAL RETURN IS BASED ON NET CHANGE IN NET ASSET VALUE, ASSUMING THE REINVESTMENT OF ALL DISTRIBUTIONS.

--------------------------------------------------------------------------------
1 The Fund's inception dates are: Class A Shares: August 22,
  1997, Class B Shares: April 30, 2002. Benchmark returns are for comparative purposes relative to Class A Shares and are for the period beginning August 31, 1997 for the MSCI EAFE(R) Index and the Lipper International Large Cap
  Core Equity Funds Average.
2 The MSCI EAFE(R) Index is an unmanaged index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far
  East. The index is calculated using closing local market prices and converts to US dollars using the London close foreign exchange rates.
3 The Lipper International Large Cap Core Equity Funds
  Average tracks funds that invest assets in securities with primary trading markets outside of the United States.
  Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper
  Inc. as falling into the category indicated.
Index returns assume reinvestment of dividends and capital gains and, unlike fund returns, do not reflect fees and expenses. A direct investment in an index is not possible.

--------------------------------------------------------------------------------
                              4

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

Q: WHICH SECTORS WITHIN THE MSCI EAFE(R) INDEX WERE THE BEST AND
   WORST PERFORMERS?

A: Turning to sector performance, energy and basic materials stocks produced very strong returns due to both rising demand and rising prices for oil and other commodities. Utilities also performed very well, reflecting investors' thirst for higher-yielding investments. Health care, which was hurt by weakness in large-cap pharmaceutical stocks, and technology, which declined on fears of slower sales industry wide, both underperformed by a substantial margin.

Q: ANY FINAL THOUGHTS FOR INVESTORS?

A: Given the portfolio's strategy of seeking to provide returns that approximate those of the benchmark, portfolio activity during the year reflected the additions, deletions and adjustments made to the MSCI EAFE(R) Index. Our goal is to maintain a fully invested posture, replicating the return and risk characteristics of the index. The index itself provides broad-based exposure to 21 of the largest developed markets outside the United States, across all sectors of the economy.

------------------------------------------------------------
 SECTOR ALLOCATION
 As of December 31, 2004
 (percentages are based on market value* of total
 investments in the Fund)
 A Fund's sector allocation is subject to change.
------------------------------------------------------------
   Financials ................................   27.91%
   Consumer Discretionary ....................   12.76
   Industrials ...............................    9.29
   Energy ....................................    8.38
   Health Care ...............................    8.12
   Consumer Staples ..........................    7.61
   Telecommunication Services ................    7.53
   Materials .................................    7.05
   Information Technology ....................    5.94
   Other .....................................    5.41
                                                ------
                                                100.00%
                                                ======
  *Excluding Cash Equivalents & Securities Lending Collateral.

------------------------------------------------------------
 TEN LARGEST STOCK HOLDINGS
 As of December 31, 2004
 (percentages are based on total net assets of the Fund)
 A Fund's holdings are subject to change.
------------------------------------------------------------
   BP PLC ....................................    2.20%
   HSBC Holdings PLC .........................    1.95
   Vodafone Group PLC ........................    1.87
   GlaxoSmithKline PLC .......................    1.44
   Total SA ..................................    1.34
   Royal Dutch Petroleum Co. .................    1.25
   Novartis AG--Registered ...................    1.25
   Toyota Motor Corp. ........................    1.22
   Royal Bank of Scotland Group PLC ..........    1.10
   Nestle SA--Registered .....................    1.10

   Information concerning portfolio holdings of the Fund as of the most recent month end will be posted to scudder.com on the 15th of the following month.

--------------------------------------------------------------------------------
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE
PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE
REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE
SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER
CONDITIONS AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION.

--------------------------------------------------------------------------------
                              5

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON

Scudder VIT EAFE(R) Equity Index Fund -- Class A Shares and MSCI EAFE(R) Index Growth of a $10,000 Investment (Since Inception)

[GRAPHIC OMITTED]
PLOT POINTS TO FOLLOW:

         Scudder VIT EAFE(R) Equity Index Fund             MSCI EAFE(R) Index
8/22/97                                 10,000                        10,000
8/31/97                                  9,590                        10,000
9/30/97                                 10,160                        10,560
10/31/97                                 9,350                         9,748
11/30/97                                 9,270                         9,649
12/31/97                                 9,340                         9,732
1/31/98                                  9,790                        10,177
2/28/98                                 10,390                        10,831
3/31/98                                 10,700                        11,164
4/30/98                                 10,790                        11,252
5/31/98                                 10,730                        11,197
6/30/98                                 10,920                        11,282
7/31/98                                 10,960                        11,396
8/31/98                                  9,730                         9,984
9/30/98                                  9,490                         9,678
10/31/98                                10,410                        10,686
11/30/98                                10,930                        11,233
12/31/98                                11,358                        11,676
1/31/99                                 11,388                        11,641
2/28/99                                 11,073                        11,364
3/31/99                                 11,541                        11,838
4/30/99                                 11,998                        12,317
5/31/99                                 11,337                        11,683
6/30/99                                 11,825                        12,138
7/31/99                                 12,140                        12,499
8/31/99                                 12,231                        12,545
9/30/99                                 12,292                        12,672
10/31/99                                12,780                        13,147
11/30/99                                13,278                        13,603
12/31/99                                14,492                        14,825
1/31/00                                 13,469                        13,884
2/29/00                                 13,917                        14,257
3/31/00                                 14,386                        14,810
4/30/00                                 13,576                        14,031
5/31/00                                 13,246                        13,689
6/30/00                                 13,672                        14,224
7/31/00                                 13,107                        13,628
8/31/00                                 13,214                        13,747
9/30/00                                 12,510                        13,077
10/31/00                                12,212                        12,768
11/30/00                                11,690                        12,290
12/31/00                                12,078                        12,726
1/31/01                                 12,035                        12,720
2/28/01                                 11,081                        11,766
3/31/01                                 10,311                        10,981
4/30/01                                 11,038                        11,744
5/31/01                                 10,604                        11,329
6/30/01                                 10,116                        10,866
7/31/01                                  9,888                        10,668
8/31/01                                  9,606                        10,398
9/30/01                                  8,674                         9,345
10/31/01                                 8,782                         9,584
11/30/01                                 9,097                         9,938
12/31/01                                 9,097                         9,997
1/31/02                                  8,587                         9,466
2/28/02                                  8,587                         9,532
3/31/02                                  9,032                        10,093
4/30/02                                  9,032                        10,114
5/31/02                                  9,118                        10,242
6/30/02                                  8,685                         9,834
7/31/02                                  7,807                         8,864
8/31/02                                  7,774                         8,843
9/30/02                                  6,852                         7,894
10/31/02                                 7,156                         8,318
11/30/02                                 7,449                         8,695
12/31/02                                 7,132                         8,403
1/31/03                                  6,846                         8,053
2/28/03                                  6,669                         7,868
3/31/03                                  6,482                         7,714
4/30/03                                  7,090                         8,470
5/31/03                                  7,519                         8,983
6/30/03                                  7,669                         9,201
7/30/03                                  7,854                         9,423
8/30/03                                  8,005                         9,650
9/30/03                                  8,167                         9,948
10/30/03                                 8,665                        10,567
11/30/03                                 8,839                        10,802
12/31/03                                 9,511                        11,646
1/30/04                                  9,615                        11,810
2/28/04                                  9,778                        12,083
3/31/04                                  9,812                        12,150
4/30/04                                  9,579                        11,876
5/31/04                                  9,674                        11,901
6/30/04                                  9,900                        12,180
7/31/04                                  9,555                        11,787
8/31/04                                  9,603                        11,842
9/30/04                                  9,840                        12,154
10/31/04                                10,173                        12,571
11/30/04                                10,837                        13,433
12/31/04                                11,325                        14,006

Scudder VIT EAFE(R) Equity Index Fund -- Class A Shares $11,325
MSCI EAFE(R) Index 1 $14,000

Graph start date for MSCI EAFE(R) Index is 8/31/97.
Not depicted in graph: growth of $10,000 for B Shares from inception through December 31, 2004: $12,451.

-----------------------------------------------------------------------------------------------------------------
                                                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                                                                 Since Inception
 Periods Ended                                                      1 Year     3 Years     5 Years       Class A
 December 31, 2004                                                                                       8-22-97
-----------------------------------------------------------------------------------------------------------------
 Scudder VIT EAFE(R) Equity Index Fund--Class A Shares              19.07%       7.57%      (4.81)%       1.70%
-----------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL TOTAL RETURNS
                                                                                                 Since Inception
 Periods Ended                                                                                1 Year     Class B
 December 31, 2004                                                                                       4-30-02
-----------------------------------------------------------------------------------------------------------------
 Scudder VIT EAFE(R) Equity Index Fund--Class B Shares                                        18.79%       8.55%
-----------------------------------------------------------------------------------------------------------------

ALL PERFORMANCE IN THIS REPORT IS HISTORICAL AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE WITH CHANGING MARKETING CONDITIONS, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURN FIGURES QUOTED. FOR THE FUND'S MOST RECENT MONTH-END PERFORMANCE, CALL (800) 621-1048. PERFORMANCE QUOTED FOR THE FUND DOES NOT INCLUDE THE EFFECT OF CONTRACT CHARGES, WHICH WOULD LOWER THE RETURNS PRESENTED. RETURNS ARE NET OF THE FUND'S MANAGEMENT FEES AND OTHER OPERATING EXPENSES. RETURNS WOULD HAVE BEEN LOWER IF CERTAIN OF THE FUND'S FEES AND EXPENSES HAD NOT BEEN WAIVED. PERFORMANCE FIGURES FOR CLASSES A AND B DIFFER BECAUSE EACH CLASS MAINTAINS A DISTINCT EXPENSE STRUCTURE. TOTAL RETURN IS BASED ON NET CHANGE IN NET ASSET VALUE, ASSUMING THE REINVESTMENT OF ALL DISTRIBUTIONS.

--------------------------------------------------------------------------------
1 The MSCI EAFE(R) Index is an unmanaged index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. The index is calculated using closing local market prices and converts to US dollars using the London close foreign exchange rates.

Index returns assume reinvestment of dividends and, unlike
Fund returns, do not reflect any fees or expenses. A direct investment in an index is not possible.

--------------------------------------------------------------------------------
                              6

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (Unaudited)


We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The 'Ending Account Value' shown is derived from the fund's ACTUAL return for the past six month period, the 'Expense Ratio' column shows the period's annualized expense ratio, and the 'Expenses Paid During Period' column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled 'Expenses Paid During Period.'

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires open-end mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expense shown in the table are meant to highlight and help you compare your ONGOING costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Scudder VIT EAFE(R) Equity Index Fund does not charge any sales loads, redemption fees or exchange fees, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                    Expenses Paid
               Beginning        Ending              During Period
             Account Value  Account Value  Expense     7/01/04-
                7/01/04        12/31/04    Ratio 1    12/31/04 2
------------------------------------------------------------------
SCUDDER VIT EAFE(R) EQUITY INDEX FUND
------------------------------------------------------------------
ACTUAL FUND RETURN
Class A        $1,000.00      $1,143.90     0.65%      $3.50
Class B        $1,000.00      $1,144.10     0.90%      $4.85

HYPOTHETICAL 5% RETURN
Class A        $1,000.00      $1,021.87     0.65%      $3.30
Class B        $1,000.00      $1,020.61     0.90%      $4.57


------------------------------------------------------------------
1 Annualized, based on the Class's most recent fiscal half-year expenses. 2 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

-------------------------------------------------------------------------------
                              8

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-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2004

     SHARES   SECURITY                                       VALUE
------------------------------------------------------------------

              COMMON STOCKS--92.55%
              AUSTRALIA--4.70%
     31,740   Alumina Ltd. ...........................$    147,793
     24,065   Amcor Ltd. .............................     138,654
     48,839   AMP Ltd. ...............................     277,948
        459   Ansell Ltd. ............................       3,213
      4,344   Aristocrat Leisure Ltd. ................      33,882
     46,562   Australia and New Zealand
              Banking Group Ltd. .....................     751,534
     12,595   Australian Gas and Light
               Co., Ltd. .............................     135,263
      1,011   Australian Stock Exchange Ltd. .........      16,167
      4,432   AXA Asia Pacific Holdings Ltd. .........      14,244
     91,231   BHP Billiton Ltd. ......................   1,097,055
     20,162   BlueScope Steel Ltd. ...................     130,391
     16,752   Boral Ltd. .............................      90,216
     26,425   Brambles Industries Ltd. ...............     143,966
     16,652   Centro Properties Group ................      75,449
     19,944   CFS Gandel Retail Trust ................      25,015
     13,472   Coca Cola Amatil Ltd. ..................      85,858
        320   Cochlear Ltd. ..........................       6,334
     27,817   Coles Myer Ltd. ........................     215,005
     31,051   Commonwealth Bank of Australia .........     781,342
      4,366   Computershare Ltd. .....................      19,406
      5,506   CSL Ltd. ...............................     126,247
     12,109   CSR Ltd. ...............................      25,249
     66,263   DB RREEF Trust .........................      68,565
     53,081   Foster's Group Ltd. ....................     240,923
     54,736   General Property Trust .................     160,474
     17,816   Harvey Norman Holdings Ltd. ............      43,993
     42,620   Insurance Australia Group Ltd. .........     214,825
     30,887   Investa Property Group .................      54,720
     13,972   James Hardie Industries NV .............      73,383
     26,204   John Fairfax Holdings Ltd. .............      93,463
     10,186   Lend Lease Corp., Ltd. .................     105,799
      6,683   Lion Nathan Ltd. .......................      45,054
      5,864   Macquarie Bank Ltd. ....................     213,751
     48,691   Macquarie Goodman Industrial
               Trust .................................      90,460
     52,411   Macquarie Infrastructure Group .........     139,689
     19,411   Mayne Group Ltd. .......................      64,821
     20,880   Mirvac Group ...........................      80,202
     38,582   National Australia Bank Ltd. ...........     871,644
      9,119   Newcrest Mining Ltd. ...................     124,739
      2,171   OneSteel Ltd. ..........................       4,374
      7,519   Orica Ltd. .............................     120,064
     14,798   Origin Energy Ltd. .....................      79,925
        605   PaperlinX Ltd. .........................       2,239
     15,916   Patrick Corp., Ltd. ....................      82,096
        657   Perpetual Trustees
               Australia Ltd. ........................      32,395
      5,433   Prime Retail Group 1 ...................      24,617
      1,457   Publishing & Broadcasting Ltd. .........      19,987
     18,260   QBE Insurance Group Ltd. ...............     219,720
     12,403   Qantas Airways Ltd. ....................      36,071

     SHARES   SECURITY                                       VALUE
------------------------------------------------------------------
     25,232   Rinker Group Ltd. ......................$    210,650
      8,213   Rio Tinto Ltd. .........................     251,861
     16,371   Santos Ltd. ............................     108,826
      7,414   Sonic Healthcare Ltd. ..................      70,788
     13,503   Southcorp Ltd.1 ........................      45,410
     34,330   Stockland ..............................     161,199
     14,423   Suncorp-Metway Ltd. ....................     196,502
     13,707   TABCORP Holdings Ltd. ..................     185,780
     56,221   Telstra Corp., Ltd. ....................     216,392
      5,676   Toll Holdings Ltd. .....................      56,908
     15,671   Transurban Group .......................      82,306
      9,867   Wesfarmers Ltd. ........................     307,843
     36,979   Westfield Group 1 ......................     476,270
     45,607   Westpac Banking Corp. ..................     696,793
     31,155   WMC Resources Ltd. .....................     176,330
     12,468   Woodside Petroleum Ltd. ................     196,451
     27,143   Woolworths Ltd. ........................     319,374
                                                      ------------
                                                        11,407,907
                                                      ------------
              AUSTRIA--0.32%
        820   Bank Austria Creditanstalt AG ..........      74,120
        160   Boehler-Uddeholm AG ....................      20,221
      3,120   Erste Bank Der Oesterreichischen
               Sparkassen AG .........................     166,666
        180   Flughaffen Wien AG .....................      13,628
      6,445   Immofinanz Immobilien Anlagen AG 1 .....      61,673
         90   Mayr-Melnhof Karton AG .................      15,328
        140   Oesterreichische
               Elektrizitaetswirtschafts AG--
               Class A ...............................      31,189
        360   OMV AG .................................     108,480
      7,159   Telekom Austria AG .....................     135,746
        210   VA Technologie AG1 .....................      16,698
        600   voestalpine AG .........................      46,609
      1,590   Wienerberger AG ........................      75,966
                                                      ------------
                                                           766,324
                                                      ------------
              BELGIUM--1.24%
      2,892   Agfa Gevaert NV ........................      98,116
         43   Barco NV ...............................       3,977
        168   Bekaert NV .............................      13,416
      4,467   Belgacom SA 1 ..........................     193,082
        356   Colruyt SA .............................      57,874
      1,946   Delhaize Group .........................     147,993
     16,426   Dexia ..................................     377,773
        727   Electrabel SA ..........................     324,121
     30,009   Fortis .................................     830,071
      1,008   Fortis-Strip VVPR 1 ....................          14
      1,855   Groupe Bruxelles Lambert SA ............     151,032
      4,749   InBev NV ...............................     184,228
      2,858   KBC Bankverzekerings Holding 5 .........     219,488
        812   Mobistar SA 1 ..........................      76,101
         14   S.A. D'Ieteren NV ......................       2,598


See Notes to Financial Statements.

--------------------------------------------------------------------------------
                              8

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2004


     SHARES   SECURITY                                       VALUE
------------------------------------------------------------------

      1,732   Solvay SA ..............................$    190,692
      2,491   UCB SA .................................     126,632
        201   Umicore ................................      18,920
                                                      ------------
                                                         3,016,128
                                                      ------------
              DENMARK--0.69%
         29   A P Moller--Maersk AS ..................     239,523
        675   Carlsberg AS--Class B ..................      34,166
        426   Coloplast AS--Class B ..................      23,392
      1,427   Danisco AS .............................      87,092
     11,304   Danske Bank AS .........................     346,501
        242   DSV, De Sammensluttede
               Vognmaend af 13-7-1976 AS .............      16,406
        285   East Asiatic Co., Ltd. AS ..............      14,972
      5,362   GN Store Nord AS .......................      57,808
        772   H. Lundbeck AS .........................      17,210
      1,274   ISS AS .................................      71,120
         75   Kobenhavns Lufthavne AS ................      15,939
        280   NKT Holding AS .........................       8,161
      6,613   Novo Nordisk AS--Class B ...............     361,310
      1,569   Novozymes AS--Class B ..................      79,704
      4,848   TDC AS .................................     205,302
        505   Topdanmark AS 1 ........................      39,772
      4,052   Vestas Wind Systems AS 1 ...............      50,349
        286   William Demant Holding AS 1 ............      13,431
                                                      ------------
                                                         1,682,158
                                                      ------------
              FINLAND--1.31%
      1,650   Amer Group Ltd. ........................      28,819
      4,400   Elisa Corp.1 ...........................      70,931
      9,600   Fortum Oyj .............................     177,725
      1,100   Kesko Oyj--B Shares ....................      26,838
      1,180   Kone Oyj--B Shares .....................      91,567
      1,900   Metso Oyj ..............................      30,113
    118,600   Nokia Oyj ..............................   1,873,225
         90   Nokian Renkaat Oyj .....................      13,677
      2,300   Outokumpu Oyj ..........................      41,111
        900   Pohjola Group PLC--D Shares ............      10,386
      9,700   Sampo Oyj--A Shares ....................     133,957
     16,800   Stora Enso Oyj--R Shares ...............     257,355
      2,620   Tietoenator Oyj ........................      83,333
     13,900   UPM--Kymmene Oyj .......................     309,099
      1,200   Uponor Oyj .............................      22,444
        550   Wartsila Oyj--B Shares .................      11,722
                                                      ------------
                                                         3,182,302
                                                      ------------
              FRANCE--8.43%
      5,027   Accor SA ...............................     220,089
      1,416   Air France--KLM ........................      26,984
     31,452   Alcatel SA--Class A 1 ..................     489,500
    107,006   Alstom 1 ...............................      81,451
      1,222   Atos Origin SA 1 .......................      83,000

     SHARES   SECURITY                                       VALUE
------------------------------------------------------------------
      1,957   Autoroutes du Sud de la France .........$     98,422
     36,199   AXA ....................................     894,519
        437   BIC ....................................      21,978
     20,229   BNP Paribas SA .........................   1,465,551
      5,035   Bouygues SA 5 ..........................     232,690
      3,465   Cap Gemini SA 1 ........................     110,963
     14,666   Carrefour SA ...........................     698,514
        488   Casino Guichard--Perrachon SA ..........      39,003
        410   CNP Assurances .........................      29,369
      8,016   Compagnie de Saint-Gobain ..............     482,899
      3,795   Compagnie Generale des
               Etablissements Michelin--Class B ......     243,423
     16,381   Credit Agricole SA5 ....................     494,302
      1,632   Dassault Systemes SA ...................      82,299
      2,634   Essilor International SA ...............     206,402
     37,658   France Telecom SA ......................   1,246,906
        761   Gecina SA ..............................      75,407
      6,200   Groupe Danone 5 ........................     572,638
         80   Hermes International ...................      15,963
        203   Imerys SA ..............................      17,039
        218   Klepierre ..............................      19,305
      2,812   L'Air Liquide SA .......................     519,821
      7,816   L'Oreal SA .............................     593,345
      4,415   LaFarge SA .............................     426,077
      3,327   Lagardere S.C.A ........................     240,130
      6,322   LVMH Moet-Hennessy
               Louis Vuitton SA ......................     484,226
      1,333   Pernod--Ricard SA ......................     204,199
      1,799   Pinault--Printemps--Redoute SA .........     180,096
      4,461   PSA Peugeot Citroen ....................     283,171
      3,517   Publicis Groupe ........................     114,014
      4,798   Renault SA .............................     401,409
      1,210   Sagem SA ...............................      25,789
     24,882   Sanofi--Aventis ........................   1,988,666
      5,737   Schneider Electric SA ..................     399,258
      8,514   Societe Generale--A Shares .............     861,584
      2,330   Societe Television Francaise ...........      75,851
      1,728   Sodexho Alliance SA ....................      52,284
     20,702   Suez SA 5 ..............................     552,091
      2,040   Suez SA-Strip VVPR1 ....................          28
        315   Technip SA .............................      58,230
      2,191   Thales SA ..............................     105,187
      6,441   Thomson Multimedia .....................     170,283
     14,859   Total SA ...............................   3,245,673
        468   Total SA-Strip VVPR 1,5 ................           6
      1,145   Unibail (Union du Credit-Bail
               Immobilier) ...........................     180,224
      1,198   Valeo SA ...............................      50,154
      6,640   Veolia Environment .....................     240,347
      1,925   Vinci SA ...............................     258,516
     26,043   Vivendi Universal SA 1 .................     831,521
                                                      ------------
                                                        20,490,796
                                                      ------------


See Notes to Financial Statements.

--------------------------------------------------------------------------------
                              9

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2004

     SHARES   SECURITY                                       VALUE
------------------------------------------------------------------

              GERMANY--6.34%
      1,197   Adidas Salomon AG ......................$    193,209
      7,823   Allianz AG .............................   1,037,821
      1,859   Altana AG ..............................     117,524
     13,275   BASF AG ................................     956,334
     16,813   Bayer AG ...............................     569,955
        451   Bayerische Hypo-und
               Vereinsbank AG1,6 .....................      10,287
     15,671   Bayerische Hypo-und Vereinsbank
               AG1,6 .................................     355,723
        250   Beiersdorf AG ..........................      29,088
        957   Celesio AG .............................      77,840
     11,686   Commerzbank AG1 ........................     240,804
      3,198   Continental AG .........................     203,130
     21,881   DaimlerChrysler AG5 ....................   1,048,694
     12,433   Deutsche Bank AG5 ......................   1,103,879
      2,806   Deutsche Boerse AG .....................     168,886
      5,241   Deutsche Lufthansa AG1 .................      75,156
     11,585   Deutsche Post AG .......................     266,123
     69,167   Deutsche Telekom AG1,5 .................   1,565,353
        468   Douglas Holding AG .....................      16,539
     15,797   E.ON AG 5 ..............................   1,439,917
        450   Epcos AG 1 .............................       6,728
        979   Fresenius Medical Care AG ..............      78,791
      1,394   HeidelbergCement AG ....................      83,939
         52   HeidelbergCement AG-Strip VVPR .........           0
      1,586   Henkel KGaA 5 ..........................     137,969
      2,983   Hypo Real Estate Holding AG 1,6 ........     123,667
        112   Hypo Real Estate Holding AG 1,6 ........       4,631
     16,713   Infineon Technologies AG 1 .............     181,283
      1,031   KarstadtQuelle AG ......................      10,637
      1,983   Linde AG ...............................     124,150
      2,667   MAN AG .................................     102,736
      1,392   Merck KGaA .............................      95,777
      3,828   Metro AG ...............................     210,678
        500   MLP AG .................................       9,916
      4,632   Muenchener Rueckversicherungs--
               Gesellschaft AG .......................     569,477
        409   Puma AG Rudolf Dassler Sport ...........     112,465
        820   Qiagen NV 1 ............................       8,972
     10,042   RWE AG .................................     555,538
      5,222   SAP AG 5 ...............................     932,677
      4,265   Schering AG ............................     318,904
     20,319   Siemens AG 5 ...........................   1,722,848
        700   Suedzucker AG ..........................      14,558
      8,138   ThyssenKrupp AG ........................     179,197
      2,803   TUI AG .................................      66,370
      5,822   Volkswagen AG ..........................     263,917
                                                      ------------
                                                        15,392,087
                                                      ------------
              GREECE--0.50%
      5,230   Alpha Bank A.E .........................     182,414
      1,910   Coca-Cola Hellenic Bottling
               Co. SA ................................      46,679
      3,120   Cosmote Mobile
               Telecommunications SA .................      62,595

     SHARES   SECURITY                                       VALUE
------------------------------------------------------------------

      4,900   EFG Eurobank Ergasias SA ...............$    168,373
        900   Emporiki Bank of Greece SA .............      28,528
        430   Germanos SA ............................      12,742
      3,250   Hellenic Petroleum SA ..................      35,340
      6,550   Hellenic Telecommunications
               Organization SA (OTE) .................     117,699
        810   Intracom SA ............................       4,382
      6,883   National Bank of Greece SA .............     227,157
      4,254   OPAP SA ................................     117,727
      4,090   Piraeus Bank SA ........................      71,493
      2,848   Public Power Corp. .....................      79,745
      1,360   Titan Cement Co. SA ....................      40,299
      2,360   Viohalco, Hellenic Copper and
               Aluminum Industry SA ..................      21,492
                                                      ------------
                                                         1,216,665
                                                      ------------
              HONG KONG--1.57%
      1,000   ASM Pacific Technology Ltd. ............       3,602
     36,091   Bank of East Asia Ltd. .................     112,136
     89,000   BOC Hong Kong (Holdings) Ltd. ..........     170,037
     30,000   Cathay Pacific Airways Ltd. ............      56,737
     39,000   Cheung Kong Holdings Ltd. ..............     388,861
      5,000   Cheung Kong Infrastructure
               Holdings Ltd. .........................      14,442
     47,200   CLP Holdings Ltd. ......................     271,442
     24,232   Esprit Holdings Ltd. ...................     146,526
     53,000   Hang Lung Properties Ltd. ..............      81,825
     19,800   Hang Seng Bank Ltd. ....................     275,117
     20,000   Henderson Land Development
               Co., Ltd. .............................     103,954
     95,661   Hong Kong and China Gas Co.,
               Ltd. ..................................     197,532
     35,000   Hong Kong Electric Holdings Ltd. .......     159,854
     30,000   Hong Kong Exchanges & Clearing Ltd. ....      80,281
     19,000   Hopewell Holdings Ltd. .................      48,767
     19,000   Hutchison Telecommunications
               International Ltd.1 ...................      17,111
     55,000   Hutchison Whampoa Ltd. .................     514,783
      9,000   Hysan Development Co., Ltd. ............      18,932
     27,000   Johnson Electric Holdings Ltd. .........      26,226
      6,000   Kingboard Chemical Holdings Ltd. .......      12,698
     45,000   Li & Fung Ltd. .........................      75,842
     38,500   MTR Corp., Ltd. ........................      61,668
     63,774   New World Development Co., Ltd. ........      71,382
    100,206   PCCW Ltd. ..............................      63,493
     32,269   Shangri-La Asia Ltd. ...................      46,290
     12,417   Sino Land Co., Ltd. ....................      12,221
     34,191   Sun Hung Kai Properties Ltd. ...........     342,011
     24,500   Swire Pacific Ltd.--Class A ............     204,884
     26,000   Techtronic Industries Co., Ltd. ........      56,699
      6,000   Television Broadcasts Ltd. .............      27,867
     32,693   Wharf Holdings Ltd. ....................     114,407
     11,000   Yue Yuen Industrial Holdings Ltd. ......      30,286
                                                      ------------
                                                         3,807,913
                                                      ------------


See Notes to Financial Statements.

--------------------------------------------------------------------------------
                             10

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2004


     SHARES   SECURITY                                       VALUE
------------------------------------------------------------------

              IRELAND--0.84%
     22,031   Allied Irish Banks PLC .................$    458,394
     24,975   Bank of Ireland ........................     414,916
     13,724   CRH PLC ................................     367,291
      1,531   DCC PLC ................................      34,302
      8,903   Depfa Bank PLC .........................     149,452
     10,199   Elan Corp. PLC 1 .......................     272,025
      4,474   Fyffes PLC .............................      11,737
      4,248   Grafton Group PLC 1 ....................      46,193
     14,629   Independent News & Media PLC ...........      45,967
      7,329   Irish Life & Permanent PLC .............     136,574
      3,675   Kerry Group PLC--Class A ...............      88,329
      2,876   Ryanair Holdings PLC 1 .................      20,523
                                                      ------------
                                                         2,045,703
                                                      ------------
              ITALY--3.77%
     12,481   Alleanza Assicurazioni SPA .............     174,228
     24,432   Assicurazioni Generali SPA .............     829,233
      1,636   Autogrill SPA 1 ........................      27,330
      6,861   Autostrade SPA .........................     183,719
      5,431   Banca Antonveneta SPA 1 ................     143,212
      5,831   Banca Fideuram SPA .....................      30,197
     84,115   Banca Intesa SPA .......................     404,740
     21,129   Banca Intesa SPA--RNC ..................      90,754
     24,995   Banca Monte dei Paschi di
               Siena SPA .............................      89,183
     45,413   Banca Nazionale del
               Lavoro SPA1 ...........................     135,491
      8,825   Banca Popolare di Milano Scr l .........      78,210
      8,963   Banche Popolari Unite Scr l ............     182,257
      9,816   Banco Popolare di Verona e
               Novara Scr l ..........................     199,602
      1,126   Benetton Group SPA .....................      14,892
      1,080   Bulgari SPA ............................      13,344
     33,833   Capitalia SPA ..........................     154,978
     93,290   Enel SPA ...............................     916,796
     65,998   ENI SPA ................................   1,652,417
     14,337   Fiat SPA 1 .............................     114,977
        918   FinecoGroup SPA 1 ......................       7,087
    159,626   Finmeccanica SPA .......................     144,720
      1,344   Gruppo Editoriale L'Espresso
               SPA ...................................       8,111
        833   Italcementi SPA ........................      13,417
      3,911   Luxottica Group SPA ....................      79,634
     15,649   Mediaset SPA ...........................     198,458
     12,403   Mediobanca SPA .........................     200,788
      7,733   Mediolanum SPA .........................      55,393
      1,581   Mondadori (Arnoldo)
               Editore SPA ...........................      18,245
     32,999   Pirelli & Co. SPA ......................      44,495
      7,189   Ras SPA ................................     162,600
     26,719   San Paolo--IMI SPA .....................     384,963
    125,202   Seat Pagine Gialle SPA 1 ...............      57,691
     23,894   Snam Rete Gas SPA ......................     139,005
     10,424   Telecom Italia Media SPA ...............       4,718
     69,425   Telecom Italia Mobile SPA 5 ............     519,013

     SHARES   SECURITY                                       VALUE
------------------------------------------------------------------

    150,470   Telecom Italia SPA 1 ...................$    615,624
    102,176   Telecom Italia SPA--RNC ................     331,930
     28,702   Terna SPA1, 5 ..........................      82,318
      4,925   Tiscali SPA 1 ..........................      18,275
    112,782   UniCredito Italiano SPA ................     648,454
                                                      ------------
                                                         9,170,499
                                                      ------------
              JAPAN--20.42%
      3,000   77 Bank Ltd. ...........................      21,109
      1,900   Acom Co., Ltd. .........................     142,217
      1,900   Advantest Corp. ........................     162,984
     15,600   Aeon Co., Ltd. .........................     260,330
        300   Aeon Credit Service Co., Ltd. ..........      22,338
      1,150   Aiful Corp. ............................     126,481
      5,000   Aisin Seiko Co. Ltd. ...................     126,622
     16,000   Ajinomoto Co., Inc. ....................     190,495
     11,000   All Nippon Airways Co., Ltd. ...........      38,323
      5,000   Alps Electric Co., Ltd. ................      74,510
      8,000   Amada Co., Ltd. ........................      44,189
      1,100   Aoyama Trading Co., Ltd. ...............      29,950
     11,000   Asahi Breweries Ltd. ...................     136,225
     20,000   Asahi Glass Co., Ltd. ..................     220,552
     33,000   Asahi Kasei Corp. ......................     165,209
      1,100   Bandai Co., Ltd. .......................      25,012
     15,000   Bank of Fukuoka Ltd. ...................      98,809
     32,000   Bank of Yokohama Ltd. ..................     201,737
      1,900   Benesse Corp. ..........................      66,566
     17,000   Bridgestone Corp. ......................     338,441
     21,500   Canon, Inc. ............................   1,160,291
      6,000   Casio Computer Co., Ltd. ...............      92,573
      6,000   Central Glass Co., Ltd. ................      42,510
         27   Central Japan Railway Co. ..............     220,543
     20,000   Chiba Bank Ltd. ........................     133,698
     17,100   Chubu Electric Power Co., Inc. .........     410,520
      6,000   Chugai Pharmaceutical Co.,
               Ltd. ..................................      99,190
      8,000   Citizen Watch Co., Ltd. ................      76,901
      1,000   Coca-Cola West Japan Co., Ltd. .........      25,666
      1,000   Comsys Holdings Corp. ..................       9,261
      3,700   Credit Saison Co., Ltd. ................     134,683
      1,900   CSK Corp. ..............................      86,035
     17,000   Dai Nippon Printing Co., Ltd. ..........     272,743
      6,000   Daicel Chemical
               Industries Ltd. .......................      33,961
      7,000   Daichi Pharmaceutical
               Co., Ltd. .............................     151,313
      5,000   Daikin Industries Ltd. .................     144,433
      6,000   Daimaru, Inc. ..........................      49,127
     14,000   Dainippon Ink and Chemicals, Inc. ......       2,244
      2,400   Daito Trust Construction Co., Ltd. .....     114,063
     13,000   Daiwa House Industry Co., Ltd. .........     147,799
     32,000   Daiwa Securities Group, Inc. ...........     231,092
     13,800   Denso Corp. ............................     369,679
         42   Dentsu, Inc. ...........................     113,126


See Notes to Financial Statements.

--------------------------------------------------------------------------------
                             11

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2004


     SHARES   SECURITY                                       VALUE
------------------------------------------------------------------

      8,000   Dowa Mining Co., Ltd. ..................$     52,074
         87   East Japan Railway Co. .................     483,947
      3,000   Ebara Corp. ............................      13,848
      7,000   Eisai Co., Ltd. ........................     230,214
      2,900   Electric Power Development Co., Ltd.1 ..      81,224
      1,900   FamilyMart Co., Ltd. ...................      55,348
      3,800   Fanuc Ltd. .............................     248,463
      1,500   Fast Retailing Co., Ltd. ...............     114,180
     12,000   Fuji Electric Holdings Co., Ltd. .......      32,322
     12,000   Fuji Photo Film Co. ....................     437,982
         10    Fuji Television Network, Inc. .........      21,665
     10,000   Fujikura Ltd. ..........................      46,062
      8,000   Fujisawa Pharmaceutical Co., Ltd. ......     218,991
     46,000   Fujitsu Ltd. ...........................     299,424
     16,000   Furukawa Electric Co., Ltd.1 ...........      88,689
      2,000   Gunma Bank Ltd. ........................      11,613
      2,000   Hankyu Department Stores, Inc. .........      14,502
      7,000   Hino Motors, Ltd. ......................      51,986
        900   Hirose Electric Co., Ltd. ..............     105,221
      3,200   Hitachi Chemical Co., Ltd. .............      57,273
     82,000   Hitachi Ltd. ...........................     568,166
      2,100   Hokkaido Electric Power Co., Inc. ......      41,295
     28,000   Hokuhoku Financial Group, Inc. .........      76,510
     19,200   Honda Motor Co., Ltd. ..................     994,945
      1,000   House Foods Corp. ......................      14,443
      2,800   Hoya Corp. .............................     316,151
      5,000   Isetan Co., Ltd. .......................      58,310
     35,000   Ishikawajima--Harima Heavy
               Industries Co., Ltd.1 .................      48,160
        900   Ito En Ltd. ............................      46,726
      9,000   Ito-Yokado Co., Ltd. ...................     377,672
     36,000   Itochu Corp.1 ..........................     166,527
        200   Jafco Co., Ltd. ........................      13,584
      6,000   Japan Airlines Corp.1 ..................      17,390
          7   Japan Real Estate Investment Corp. .....      59,022
         24   Japan Tobacco, Inc. ....................     274,031
     14,025   JFE Holdings, Inc. .....................     400,343
      6,000   JGC Corp. ..............................      54,865
     15,000   Joyo Bank Ltd. .........................      73,192
      7,000   JS Group Corp. .........................     127,130
      5,000   JSR Corp. ..............................     109,544
     25,000   Kajima Corp. ...........................     107,592
      5,000   Kamigumi Co., Ltd. .....................      39,914
     18,700   Kansai Electric Power Co., Inc. ........     379,584
     14,000   Kao Corp. ..............................     357,958
     37,000   Kawasaki Heavy Industries Ltd. .........      60,662
     13,000   Kawasaki Kisen Kaisha Ltd. .............      83,605
      7,000   Keihin Electric Express
               Railway Co., Ltd. .....................      43,105
     16,000   Keio Electric Railway Co., Ltd. ........      93,842
      8,000   Keneka Corp. ...........................      90,563

     SHARES   SECURITY                                       VALUE
------------------------------------------------------------------

        830   Keyence Corp. ..........................$    185,974
      5,000   Kikkoman Corp. .........................      47,672
      1,000   Kinden Corp. ...........................       7,475
     41,630   Kintetsu Corp. .........................     143,818
     18,000   Kirin Brewery Co., Ltd. ................     177,242
     66,000   Kobe Steel Ltd. ........................     101,122
      1,000   Kokuyo Co., Ltd. .......................      12,072
     25,000   Komatsu Ltd. ...........................     174,929
      2,600   Konami Corp. ...........................      60,262
     11,500   Konica Minolta Holdings, Inc. ..........     152,630
     27,000   Kubota Corp. ...........................     133,854
     10,000   Kuraray Co., Ltd. ......................      89,685
      2,000   Kurita Water Industries Ltd. ...........      28,769
      4,200   Kyocera Corp. ..........................     323,392
      3,000   Kyowa Hakko Kogyo Co., Ltd. ............      22,543
     10,700   Kyushu Electric Power Co., Inc. ........     216,151
      1,400   Lawson, Inc. ...........................      51,644
      4,000   Leopalace21 Corp. ......................      70,421
        200   Mabuchi Motor Co., Ltd. ................      14,424
      3,000   Makita Corp. ...........................      52,464
     35,000   Marubeni Corp. .........................      97,004
      9,000   Marui Co., Ltd. ........................     120,504
     56,596   Matsushita Electric
               Industrial Co., Ltd. ..................     898,069
      9,000   Matsushita Electric Works Ltd. .........      78,433
      3,300   MEDICEO Holdings Co., Ltd. .............      37,132
      5,000   Meiji Dairies Corp. ....................      29,667
     10,000   Meiji Seika Kaisha Ltd. ................      46,160
        400   Meitec Corp. ...........................      14,912
         37   Millea Holdings, Inc. ..................     548,844
      8,000   Minabea Co., Ltd. ......................      34,898
     44,000   Mitsubishi Chemical Corp. ..............     133,971
     29,000   Mitsubishi Corp. .......................     374,705
     45,000   Mitsubishi Electric Corp. ..............     220,455
     25,000   Mitsubishi Estate Co., Ltd. ............     292,769
     11,000   Mitsubishi Gas Chemical Co., Inc. ......      51,849
     76,000   Mitsubishi Heavy Industries Ltd. .......     215,829
     22,000   Mitsubishi Materials Corp. .............      46,160
     12,000   Mitsubishi Rayon Co., Ltd. .............      43,681
        116   Mitsubishi Tokyo Financial
               Group, Inc. (MTFG) ....................   1,177,320
     33,000   Mitsui & Co. ...........................     295,960
     17,000   Mitsui Chemicals, Inc. .................      92,573
     19,000   Mitsui Fudosan Co., Ltd. ...............     230,848
     16,000   Mitsui Mining & Smelting Co., Ltd. .....      70,577
     24,000   Mitsui O.S.K. Lines Ltd. ...............     144,042
     33,810   Mitsui Sumitomo Insurance Co., Ltd. ....     293,656
     14,900   Mitsui Trust Holdings, Inc. ............     148,898
     11,000   Mitsukoshi Ltd. ........................      53,460
        198   Mizuho Financial Group, Inc. ...........     997,053
      5,800   Murata Manufacturing Co., Ltd. .........     324,329
        200   Namco Ltd. .............................       2,625


See Notes to Financial Statements.

--------------------------------------------------------------------------------
                             12

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2004


     SHARES   SECURITY                                       VALUE
------------------------------------------------------------------

     43,000   NEC Corp. ..............................$    267,307
        800   NEC Electronics Corp. ..................      39,036
         15   Net One System Co., Ltd. ...............      62,506
      7,000   NGK Insulators Ltd. ....................      66,946
      1,000   NGK Spark Plug Co., Ltd. ...............      10,354
      1,200   Nidec Corp. ............................     146,267
     41,000   Nikko Cordial Corp. ....................     217,264
      8,000   Nikon Corp. ............................      98,839
      2,600   Nintendo Co., Ltd. .....................     326,554
          8   Nippon Building Fund, Inc. .............      68,235
     22,000   Nippon Express Co., Ltd. ...............     108,422
      5,000   Nippon Meat Packers, Inc. ..............      67,776
     21,500   Nippon Mining Holdings, Inc. ...........     101,132
     34,000   Nippon Oil Corp. .......................     217,996
         24   Nippon Paper Group, Inc. ...............     107,739
      3,000   Nippon Sheet Glass Co., Ltd. ...........      12,413
    158,000   Nippon Steel Corp. .....................     387,021
        131   Nippon Telegraph &
               Telephone Corp. .......................     588,075
     25,000   Nippon Yusen Kabushiki Kaisha ..........     134,674
      3,000   Nissan Chemical Industries Ltd. ........      23,626
     64,000   Nissan Motor Co., Ltd. .................     695,774
      5,000   Nisshin Seifun Group, Inc. .............      55,431
     23,000   Nisshin Steel Co., Ltd. ................      52,972
      2,500   Nissin Food Products Co., Ltd. .........      62,701
      4,400   Nitto Denko Corp. ......................     241,319
      2,700   NOK Corp. ..............................      84,581
     48,000   Nomura Holdings, Inc. ..................     699,834
        700   Nomura Research Institute Ltd. .........      65,580
     13,000   NSK Ltd. ...............................      65,336
     10,000   NTN Corp. ..............................      57,383
         35   NTT Data Corp. .........................     113,057
        512   NTT DoCoMo, Inc. .......................     944,354
     16,000   Obayashi Corp. .........................     100,869
        200   OBIC Co., Ltd. .........................      39,719
     18,000   Odakyu Electric Railway
               Co., Ltd. .............................     104,343
     22,000   Oji Paper Co., Ltd. ....................     126,242
      9,000   Oki Electric Industry
               Co., Ltd.1 ............................      38,733
      6,000   Olympus Corp. ..........................     127,940
      5,800   Omron Corp. ............................     138,392
      4,000   Onward Kashiyama Co., Ltd. .............      58,202
      1,000   Oracle Corp. Japan .....................      51,820
      1,400   Oriental Land Co., Ltd. ................      97,277
      2,100   Orix Corp. .............................     285,274
     53,000   Osaka Gas Co., Ltd. ....................     165,512
      4,400   Pioneer Corp. ..........................      85,879
      2,400   Promise Co., Ltd. ......................     171,445
         13   Rakuten, Inc.1,5 .......................      14,843
        117   Rakuten, Inc.--W/I1,5,10 ...............     105,045
    120,000   Resona Holdings, Inc.1 .................     243,583
     18,000   Ricoh Co., Ltd.5 .......................     347,282
      2,800   Rohm Co., Ltd. .........................     289,646
        400   Ryohin Keikaku Co., Ltd. ...............      20,103

      SHARES   SECURITY                                       VALUE
------------------------------------------------------------------

     10,000   Sankyo Co., Ltd. .......................$    225,920
      1,500   Sankyo Co., Ltd. Gunma .................      75,827
     41,000   Sanyo Electric Co., Ltd. ...............     141,641
      9,000   Sapporo Holdings Ltd. ..................      42,598
      5,500   Secom Co., Ltd. ........................     220,064
      2,004   Sega Sammy Holdings, Inc.1 .............     110,106
      2,700   Seiko Epson Corp. ......................     120,152
     12,000   Sekisui Chemical Co., Ltd. .............      87,713
     13,000   Sekisui House Ltd. .....................     151,478
     10,000   Seven-Eleven Japan Co., Ltd. ...........     315,214
     25,000   Sharp Corp. ............................     408,168
        400   Shimamura Co., Ltd. ....................      29,199
      2,000   Shimano, Inc. ..........................      57,090
     15,000   Shimizu Corp. ..........................      75,242
      9,300   Shin-Etsu Chemical Co., Ltd. ...........     381,185
     15,000   Shinsei Bank Ltd. ......................     102,176
      8,000   Shionogi & Co., Ltd. ...................     110,627
      9,000   Shiseido Co., Ltd. .....................     130,341
     16,000   Shizuoka Bank Ltd. .....................     151,615
     28,000   Showa Denko K.K ........................      72,138
      2,000   Showa Shell Sekiyu K.K .................      18,210
      2,000   Skylark Co., Ltd. ......................      34,391
      1,500   SMC Corp. ..............................     171,709
      6,000   Softbank Corp. .........................     292,183
     18,000   Sompo Japan Insurance, Inc. ............     183,390
     23,600   Sony Corp. .............................     912,033
      4,400   Stanley Electric Co., Ltd. .............      75,402
     35,000   Sumitomo Chemical Co., Ltd. ............     171,465
     24,000   Sumitomo Corp. .........................     207,046
     18,000   Sumitomo Electric
               Industries Ltd. .......................     195,862
     16,000   Sumitomo Heavy
               Industries Ltd.1 ......................      59,491
     98,000   Sumitomo Metal Industries Ltd. .........     132,936
     14,000   Sumitomo Metal Mining Co. Ltd. .........     100,010
        104   Sumitomo Mitsui Financial
               Group, Inc. ...........................     756,124
      2,000   Sumitomo Osaka Cement Co., Ltd. ........       4,899
     10,000   Sumitomo Realty &
               Development Co., Ltd. .................     130,380
     32,000   Sumitomo Trust and Banking
               Co., Ltd. .............................     231,404
      1,200   Suzuken Co., Ltd .......................      32,205
      4,550   T&D Holdings, Inc.1 ....................     217,576
     20,000   Taiheiyo Cement Corp. ..................      49,771
     22,000   Taisei Corp. ...........................      85,664
      5,000   Taisho Pharmaceutical Co. ..............     108,812
      1,000   Taiyo Yuden Co., Ltd. ..................      11,633
      5,000   Takara Holdings, Inc. ..................      32,546
      8,000   Takashimaya Co., Ltd. ..................      76,979
     22,600   Takeda Pharmaceutical Co., Ltd. ........   1,138,050
      1,820   Takefuji Corp. .........................     123,086
      3,200   TDK Corp. ..............................     237,025
     22,000   Teijin Ltd. ............................      95,540
      4,600   Terumo Corp. ...........................     123,900
      2,400   THK Co., Ltd. ..........................      47,546


See Notes to Financial Statements.

--------------------------------------------------------------------------------
                             13

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2004


     SHARES   SECURITY                                       VALUE
------------------------------------------------------------------

        600   TIS, Inc. ..............................$     26,291
     22,000   Tobu Railway Co., Ltd. .................      83,732
      3,900   Toho Co., Ltd. .........................      61,619
     11,300   Tohoku Electric Power Co., Inc. ........     202,908
      1,000   Tokyo Broadcasting System, Inc. ........      16,307
     29,400   Tokyo Electric Power Co., Inc. .........     721,587
      4,500   Tokyo Electron Ltd. ....................     277,105
     66,000   Tokyo Gas Co., Ltd. ....................     270,518
     26,000   Tokyu Corp. ............................     140,568
      9,000   TonenGeneral Sekiyu K.K ................      81,946
     15,000   Toppan Printing Co., Ltd. ..............     166,439
     32,000   Toray Industries, Inc. .................     149,898
     75,000   Toshiba Corp. ..........................     322,045
     14,000   Tosoh Corp. ............................      62,984
      9,000   Toto Ltd. ..............................      85,898
      4,000   Toyo Seikan Kaisha Ltd. ................      73,778
      1,000   Toyo Suisan Kaisha Ltd. ................      14,736
      6,000   Toyobo Co., Ltd. .......................      14,463
      5,400   Toyota Industries Corp. ................     134,908
     73,100   Toyota Motor Corp. .....................   2,974,793
      2,500   Trend Micro, Inc.1 .....................     134,918
     11,000   Ube Industries Ltd.1 ...................      18,571
         98   UFJ Holdings, Inc.1 ....................     593,910
      1,300   Uni-Charm Corp. ........................      62,291
      4,000   Uny Co., Ltd. ..........................      45,711
      3,000   Ushio, Inc. ............................      56,065
        700   USS Co., Ltd. ..........................      58,749
      2,000   Wacoal Corp. ...........................      23,987
         45   West Japan Railway Co. .................     181,809
        400   World Co., Ltd. ........................      14,053
         50   Yahoo! Japan Corp.1 ....................     240,070
      3,000   Yakult Honsha Co., Ltd. ................      53,401
      2,124   Yamada Denki Co., Ltd. .................      90,996
      5,000   Yamaha Corp. ...........................      76,315
      4,000   Yamaha Motor Co., Ltd. .................      60,037
      8,000   Yamanouchi Pharmaceutical
               Co., Ltd. .............................     311,506
     11,000   Yamato Transport Co., Ltd. .............     163,170
      2,000   Yamazaki Baking Co., Ltd. ..............      18,620
      6,000   Yokogawa Electric Corp. ................      80,219
                                                      ------------
                                                        49,621,671
                                                      ------------
              LUXEMBOURG--0.12%
     12,557   Arcelor ................................     289,646
                                                      ------------
              NETHERLANDS--4.55%
     39,854   ABN AMRO Holdings NV ...................   1,055,803
     35,563   AEGON NV ...............................     484,840
      7,106   Akzo Nobel NV ..........................     303,094
     11,522   ASML Holding NV 1 ......................     184,960
      1,292   Corio NV ...............................      75,690
      1,738   DSM NV .................................     112,496
      2,128   Euronext NV ............................      64,994

     SHARES   SECURITY                                       VALUE
------------------------------------------------------------------

      6,446   European Aeronautic Defence and
               Space Co. ............................. $   187,413
      5,014   Getronics NV 1,5 .......................      11,450
      8,458   Hagemeyer NV 1 .........................      19,543
      6,509   Heineken NV ............................     217,026
        465   IHC Caland NV ..........................      29,542
     46,960   ING Groep NV ...........................   1,420,864
     40,561   Koninklijke Ahold NV 1 .................     314,255
     51,430   Koninklijke KPN NV .....................     488,644
        638   OCE NV .................................       9,765
     33,593   Philips Electronics NV .................     890,852
        440   Randstad Holdings NV ...................      17,314
     18,487   Reed Elsevier NV .......................     252,038
      1,266   Rodamco Europe NV ......................     100,495
     52,729   Royal Dutch Petroleum Co. ..............   3,035,304
      3,483   Royal Numico NV 1 ......................     125,600
      9,936   TPG NV .................................     269,840
     14,580   Unilever NV--CVA .......................     977,615
      4,832   Vedior NV--CVA .........................      78,749
      5,725   VNU NV .................................     169,097
        173   Wereldhave NV ..........................      18,812
      6,601   Wolters Kluwer NV--CVA .................     132,523
                                                      ------------
                                                        11,048,618
                                                      ------------
              NEW ZEALAND--0.20%
      6,361   Auckland International Airport Ltd. ....      36,664
     17,955   Carter Holt Harvey Ltd. ................      26,846
      5,312   Contact Energy Ltd. ....................      24,556
      4,491   Fisher & Paykel Appliances
               Holdings Ltd. .........................      13,949
     12,738   Fisher & Paykel Healthcare Corp., Ltd.        29,810
     11,144   Fletcher Building Ltd. .................      53,286
     11,203   Sky City Entertainment Group Ltd. ......      43,535
      3,057   Sky Network Television Ltd.1 ...........      13,580
     47,501   Telecom Corp. of New Zealand Ltd. ......     211,006
      8,503   Tower Ltd.1 ............................      13,143
      2,131   Warehouse Group Ltd. ...................       5,587
                                                      ------------
                                                           471,962
                                                      ------------
              NORWAY--0.56%
     17,520   DNB NOR ASA ............................     172,838
      1,050   Frontline Ltd. .........................      46,721
      3,750   Norsk Hydro ASA ........................     295,337
      2,550   Norske Skogindustrier ASA ..............      55,154
      5,064   Orkla ASA--Class A .....................     166,385
        350   Petroleum Geo-Services ASA 1 ...........      21,873
        850   Schibsted ASA ..........................      24,139
     14,250   Statoil ASA ............................     223,515
      5,950   Storebrand ASA .........................      57,470
      2,300   Tandberg ASA ...........................      28,576
     20,650   Telenor ASA ............................     187,521


See Notes to Financial Statements.

--------------------------------------------------------------------------------
                             14

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2004


     SHARES   SECURITY                                       VALUE
------------------------------------------------------------------

      1,450   Tomra Systems ASA ......................$      7,972
      5,230   Yara International ASA 1 ...............      68,865
                                                      ------------
                                                         1,356,366
                                                      ------------
              PORTUGAL--0.31%
      7,666   Banco BPI, SA ..........................      31,052
     46,745   Banco Commercial
               Portuguese, SA (BCP) ..................     120,087
      2,476   Banco Espirito Santo, SA (BES) .........      44,761
      8,233   Brisa Auto Estradas de
               Portugal, SA ..........................      75,537
      3,786   CIMPOR-Cimentos de Portugal
              SGPS, SA ...............................      21,356
     56,693   Energias de Portugal, SA ...............     171,844
        294   Jeronimo Martins SGPS, SA 1 ............       3,876
     20,894   Portugal Telecom SGPS, SA ..............     258,442
        555   PT Multimedia-Servicos de
               Telecomunicacoes e Multimedia,
               SGPS, SA ..............................      13,949
     11,612   Sonae SGPS, SA .........................      16,888
                                                      ------------
                                                           757,792
                                                      ------------
              SINGAPORE--0.75%
     28,000   Ascendas Real Estate
               Investment Trust ......................      29,331
     27,250   CapitaLand Ltd. ........................      35,557
     16,500   CapitaMall Trust .......................      17,790
     28,200   Chartered Semiconductor
               Manufacturing Ltd.1 ...................      16,930
     12,000   City Developments Ltd. .................      52,193
     44,000   ComfortDelGro Corp., Ltd. ..............      41,779
      1,000   Creative Technology Ltd. ...............      14,947
     29,349   DBS Group Holdings Ltd. ................     289,463
      5,440   Fraser and Neave Ltd. ..................      54,320
        538   Haw Par Corp., Ltd. ....................       1,697
      2,000   Jardine Cycle & Carriage Ltd. ..........      12,987
     16,000   Keppel Corp., Ltd. .....................      84,293
     18,000   Neptune Orient Lines Ltd. ..............      33,080
     26,294   Oversea-Chinese Banking
               Corp., Ltd. ...........................     217,452
      2,000   Overseas Union
               Enterprises Ltd. ......................       9,557
     33,000   SembCorp Industries Ltd. ...............      32,749
     15,000   Singapore Airlines Ltd. ................     104,754
     11,000   Singapore Exchange Ltd. ................      12,062
     42,704   Singapore Press Holdings Ltd. ..........     120,337
     33,000   Singapore Technologies
               Engineering Ltd. ......................      47,102
    174,080   Singapore Telecommunications
               Ltd. ..................................     253,804
     31,168   United Overseas Bank Ltd. ..............     263,488
      8,000   United Overseas Land Ltd. ..............       9,900
      7,000   Venture Corp., Ltd. ....................      68,182
                                                      ------------
                                                         1,823,754
                                                      ------------
              SPAIN--3.81%
      6,703   Abertis Infraestructuras SA ............     147,599
        208   Abertis Infraestructuras SA
               Bonus Shares 1 ........................       4,580

      SHARES   SECURITY                                       VALUE
------------------------------------------------------------------

        831   Acciona SA .............................$     73,533
      5,239   Acerinox SA ............................      84,100
      7,087   ACS, Actividades de Construccion y
               Servicios SA ..........................     161,834
      6,998   Altadis SA .............................     320,555
      9,164   Amadeus Global Travel Distribution
               SA--Class A ...........................      94,293
        138   Antena 3 Television SA 1 ...............       9,970
     81,777   Banco Bilbao Vizcaya SA ................   1,450,577
      3,877   Banco Popular Espanol SA ...............     255,586
    150,511   Banco Santander Central
               Hispano SA ............................   1,867,834
      5,812   Cintra Concesiones de
              Infraestructuras de Transporte SA 1 ....      63,832
      2,089   Corporacion Mapfre SA ..................      30,780
     24,437   Endesa SA ..............................     574,304
      1,362   Fomento de Construcciones y
               Contratas SA ..........................      65,592
      3,647   Gas Natural SDG SA .....................     112,825
      1,772   Grupo Ferrovial SA .....................      94,706
     19,697   Iberdrola SA ...........................     500,658
      3,422   Iberia Lineas Aereas de Espana SA ......      11,861
      2,041   Indra Sistemas SA ......................      34,872
      5,804   Industria de Diseno Textil SA ..........     171,193
        782   Metrovacesa SA .........................      36,352
        524   NH Hoteles SA ..........................       6,952
      2,349   Promotora de Informaciones SA ..........      49,873
     23,454   Repsol SA ..............................     610,818
      2,156   Sacyr Vallehermoso SA ..................      35,606
        998   Sociedad General de Aguas de
               Barcelona SA--Class A .................      20,863
      1,159   Sogecable SA 1 .........................      51,452
      3,811   Telefonica Publicidad e
               Informacion SA ........................      35,328
    112,982   Telefonica SA ..........................   2,128,491
      5,717   Union Fenosa SA ........................     150,366
      1,359   Zeltia SA ..............................       9,513
                                                      ------------
                                                         9,266,698
                                                      ------------
              SWEDEN--2.32%
      2,674   ABB Ltd.1 ..............................      15,009
      7,800   ASSA Abloy AB--Class B .................     133,220
      2,928   Atlas Copco AB--Class A ................     132,182
      1,400   Atlas Copco AB--Class B ................      58,461
        500   Axfood AB ..............................      16,929
      1,200   Billerud Aktiebolag ....................      21,398
      1,300   Capio AB 1 .............................      15,454
      1,000   Castellum AB ...........................      35,814
      7,700   Electrolux AB--Class B .................     176,122
      3,800   Eniro AB ...............................      38,884
      4,900   Gambro AB--Class A .....................      69,864
      1,900   Gambro AB--Class B .....................      26,661
      4,500   Getinge AB--Class B ....................      56,035
     12,150   Hennes & Mauritz AB--Class B ...........     423,259
      1,200   Holmen AB--Class B .....................      41,532


See Notes to Financial Statements.

--------------------------------------------------------------------------------
                             15

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2004


     SHARES   SECURITY                                       VALUE
------------------------------------------------------------------

      3,100   Lundin Petroleum AB 1 ..................$     17,773
        600   Modern Times Group AB--Class B 1 .......      16,342
        200   Nobel Biocare Holding AG ...............      36,627
     55,952   Nordea Bank AB .........................     564,117
      1,600   OMX AB 1 ...............................      20,465
      5,800   Sandvik AB--Class A ....................     233,906
      2,600   Scania AB--Class B .....................     102,898
      7,800   Securitas AB--Class B ..................     133,807
     27,100   Skandia Forsakrings AB .................     134,982
     11,600   Skandinaviska Enskilda Bank AB--
               Class A ...............................     224,306
      9,800   Skanska AB--Class B ....................     117,608
      2,500   SKF AB--Class B ........................     111,355
      1,400   Ssab Svenskt Stal AB--Class A ..........      33,708
      5,066   Svenska Cellulosa AB--Class B ..........     216,121
     13,400   Svenska Handelsbanken--Class A .........     348,843
      8,900   Swedish Match AB .......................     103,124
      2,500   Tele2 AB--Class B ......................      98,188
    366,100   Telefonaktiebolaget LM Ericsson AB--
               Class B 1 .............................   1,167,924
     48,124   TeliaSonera AB .........................     288,220
      1,700   Trelleborg AB--Class B .................      28,907
      2,630   Volvo AB--Class A ......................     100,326
      5,920   Volvo AB--Class B ......................     234,737
      2,350   Wihlborgs Fastigheter AB ...............      49,508
      1,400   WM--Data AB--Class B ...................       3,034
                                                      ------------
                                                         5,647,650
                                                      ------------
              SWITZERLAND--6.47%
     45,542   ABB Ltd.1 ..............................     254,324
      3,456   Adecco SA ..............................     174,001
      1,832   Ciba Specialty Chemicals AG1 ...........     139,362
      6,283   Clariant AG ............................     101,392
     13,407   Compagnie Financiere
               Richemont AG ..........................     446,271
     28,677   Credit Suisse Group 1 ..................   1,205,488
         99   Geberit AG .............................      72,437
        193   Givaudan ...............................     127,128
      4,189   Holcim Ltd.-Registered .................     252,349
        340   Kudelski SA--Bearer 1 ..................      12,498
         39   Kuoni Reisen Holding AG ................      17,149
      1,213   Logitech International SA 1 ............      74,139
        300   Lonza Group AG .........................      16,885
        977   Micronas Semiconductor Holding
               AG 1 ..................................      47,901
     10,206   Nestle SA-Registered ...................   2,670,201
        421   Nobel Biocare Holding AG ...............      76,269
     60,210   Novartis AG-Registered .................   3,034,063
         63   Rieter Holding AG ......................      18,283
     17,789   Roche Holding AG--Genusss ..............   2,047,823
         60   Schindler Holding AG ...................      23,797
        151   Serono SA--Class B .....................      99,463
        108   SGS Societe Generale de Surveillance
               Holding SA ............................      75,650

     SHARES   SECURITY                                       VALUE
------------------------------------------------------------------

     15,351   STMicroelectronics NV ..................$    299,425
        230   Straumann Holding AG ...................      47,735
         70   Sulzer AG-Registered ...................      27,841
      1,100   Swatch Group AG ........................      32,697
        898   Swatch Group AG--Class B ...............     131,806
      8,123   Swiss Reinsurance ......................     579,347
        687   Swisscom AG-Registered .................     270,667
      2,767   Syngenta AG 1 ..........................     293,953
      1,228   Synthes, Inc. 1 ........................     137,692
     27,056   UBS AG-Registered ......................   2,268,745
        140   Unaxis Holding AG ......................      13,913
         60   Valora Holding AG ......................      14,774
      3,680   Zurich Financial Services AG 1 .........     613,603
                                                      ------------
                                                        15,719,071
                                                      ------------
              UNITED KINGDOM--23.33%
     16,366   3i Group PLC ...........................     209,265
      6,831   Alliance Unichem PLC ...................      98,952
      9,464   AMEC PLC ...............................      54,101
     20,203   Amvescap PLC ...........................     124,412
     36,247   Anglo American PLC .....................     857,357
     15,736   ARM Holdings PLC .......................      33,384
      3,187   Arriva PLC .............................      33,041
      9,268   Associated British Ports
               Holdings PLC ..........................      84,520
     41,991   AstraZeneca PLC ........................   1,522,885
     58,028   Aviva PLC ..............................     699,643
     27,999   BAA PLC ................................     313,931
     79,491   BAE Systems PLC ........................     351,777
     12,517   Balfour Beatty PLC .....................      75,759
    161,720   Barclays PLC ...........................   1,819,451
      7,159   Barratt Developments PLC ...............      81,712
     13,376   BBA Group PLC ..........................      73,382
      2,265   Berkeley Group Holdings PLC ............      35,180
     87,504   BG Group PLC ...........................     594,717
     63,194   BHP Billiton PLC .......................     740,697
     13,196   BOC Group PLC ..........................     251,703
     20,099   Boots Group PLC ........................     252,945
    548,713   BP PLC5 ................................   5,351,653
     13,838   BPB PLC ................................     125,731
     20,499   Brambles Industries PLC ................     102,424
     16,220   British Airways PLC 1 ..................      73,181
     41,438   British American Tobacco PLC ...........     714,023
     13,777   British Land Co. PLC ...................     236,996
     32,802   British Sky Broadcasting Group PLC .....     353,929
    218,697   BT Group PLC ...........................     852,350
     12,625   Bunzl PLC ..............................     105,317
     55,115   Cable & Wireless PLC ...................     126,185
     53,432   Cadbury Schweppes PLC ..................     497,533
     18,322   Capita Group PLC .......................     128,658
      4,486   Carnival PLC ...........................     273,711
      8,205   Cattles PLC ............................      57,813
     98,807   Centrica PLC ...........................     448,166


See Notes to Financial Statements.

--------------------------------------------------------------------------------
                             16

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2004


     SHARES   SECURITY                                       VALUE
------------------------------------------------------------------

      1,088   Close Brothers Group PLC ...............$     15,343
      3,198   Cobham PLC .............................      75,950
     56,827   Compass Group PLC ......................     268,664
     21,428   Corus Group PLC 1 ......................      20,776
      8,410   Daily Mail and General Trust--
              Class A ................................     119,806
      4,282   Davis Service Group PLC ................      33,706
        799   De La Rue PLC ..........................       5,323
     77,811   Diageo PLC .............................    1,109,964
     52,548   Dixons Group PLC .......................     153,348
          1   DX Services PLC 1 ......................           5
      6,475   Eircom Group PLC .......................      15,226
     12,979   Electrocomponents PLC ..................      70,955
      7,199   EMAP PLC5 ..............................     112,713
     22,288   EMI Group PLC ..........................     113,396
      9,663   Enterprise Inns PLC ....................     147,488
      8,308   Exel PLC ...............................     115,322
     11,757   FirstGroup PLC .........................      78,721
      2,825   FKI PLC ................................       6,319
     46,441   Friends Provident PLC ..................     137,310
     11,418   George Wimpey PLC ......................      88,672
     16,354   GKN PLC ................................      74,256
    149,073   GlaxoSmithKline PLC ....................   3,497,431
      1,755   Grafton Group PLC 1 ....................      26,787
     33,337   Group 4 Securicor PLC 1 ................      89,605
     26,177   GUS PLC ................................     471,664
      7,694   Hammerson PLC ..........................     128,292
     19,948   Hanson PLC .............................     171,289
     48,550   Hays PLC ...............................     115,815
     97,386   HBOS PLC ...............................   1,585,519
     42,160   Hilton Group PLC .......................     230,283
    280,110   HSBC Holdings PLC ......................   4,727,118
     14,668   ICAP PLC ...............................      76,528
     10,452   IMI PLC ................................      79,013
     32,485   Imperial Chemical Industries PLC .......     150,307
     18,820   Imperial Tobacco Group PLC .............     515,611
      2,256   Inchcape PLC ...........................      84,677
     16,682   InterContinental Hotels Group PLC ......     207,380
     40,935   International Power PLC 1 ..............     121,423
      1,048   Intertek Group PLC .....................      14,185
    105,485   Invensys PLC 1 .........................      31,391
    110,169   ITV PLC ................................     222,618
     32,083   J Sainsbury PLC ........................     166,618
      6,140   Johnson Matthey PLC ....................     116,467
      6,896   Kelda Group PLC ........................      83,741
     10,916   Kesa Electricals PLC ...................      59,205
     25,097   Kidde PLC ..............................      80,226
     60,893   Kingfisher PLC .........................     362,124
      1,568   Kingspan Group PLC .....................      15,026
     12,217   Land Securities Group PLC ..............     328,376
    169,439   Legal & General Group PLC ..............     357,837
      6,736   Liberty International PLC ..............     125,509
    142,489   Lloyds TSB Group PLC ...................   1,293,962
     15,849   LogicaCMG PLC ..........................      58,651

    SHARES   SECURITY                                       VALUE
------------------------------------------------------------------

      7,432   Man Group PLC ..........................$    210,035
      6,061   Marconi Corp. PLC 1 ....................      65,455
     43,240   Marks & Spencer Group PLC ..............     284,747
      3,460   Meggitt PLC ............................      17,388
     10,426   Misys PLC ..............................      41,885
      4,207   Mitchells & Butlers PLC ................      27,462
     79,104   National Grid Transco PLC ..............     753,285
      7,011   Next PLC ...............................     222,097
     21,181   Pearson PLC ............................     255,582
     20,530   Peninsular & Oriental Steam
               Navigation Co. ........................     117,261
      7,827   Persimmon PLC ..........................     103,837
     31,388   Pilkington PLC .........................      66,288
      7,372   Provident Financial PLC ................      95,112
     60,962   Prudential Corp. PLC ...................     530,196
      4,613   Punch Taverns PLC ......................      61,154
     16,990   Rank Group PLC .........................      86,115
     15,318   Reckitt Benckiser PLC ..................     462,899
     33,272   Reed Elsevier PLC ......................     306,938
     49,712   Rentokil Initial PLC ...................     141,016
     37,648   Reuters Group PLC ......................     272,859
     15,151   Rexam PLC ..............................     133,661
     27,298   Rio Tinto PLC ..........................     803,437
      5,409   RMC Group PLC ..........................      88,167
     40,903   Rolls-Royce Group PLC ..................     193,968
    944,619   Rolls-Royce Group PLC--Class B 1 .......       1,723
     65,092   Royal & Sun Alliance
               Insurance Group PLC ...................      96,852
     79,482   Royal Bank of Scotland Group PLC .......   2,673,510
     20,855   SABMiller PLC ..........................     345,942
     35,247   Sage Group PLC (The) ...................     136,864
      3,100   Schroders PLC ..........................      44,697
     21,661   Scottish & Newcastle PLC ...............     181,215
     22,333   Scottish and Southern Energy PLC .......     374,103
     48,372   Scottish Power PLC .....................     374,496
     13,561   Serco Group PLC ........................      62,486
      9,359   Severn Trent PLC .......................     173,754
    244,141   Shell Transport & Trading Co. PLC ......   2,081,147
     49,246   Signet Group PLC .......................     104,002
      8,997   Slough Estates PLC .....................      95,003
     24,662   Smith and Nephew PLC ...................     252,368
     14,908   Smiths Group PLC .......................     235,272
      7,976   Stagecoach Group PLC ...................      17,419
      2,365   Tate & Lyle PLC ........................      21,466
     15,630   Taylor Woodrow PLC .....................      81,622
    197,060   Tesco PLC ..............................   1,217,296
      2,812   TI Automotive Ltd.--Class A1 ...........           0
     21,811   Tomkins PLC ............................     106,467
      4,990   Trinity Mirror PLC .....................      60,931
     70,963   Unilever PLC ...........................     696,878
      6,870   United Business Media PLC ..............      63,311
     15,070   United Utilities PLC ...................     182,277
      2,395   United Utilities PLC--Class A ..........      20,577


See Notes to Financial Statements.

--------------------------------------------------------------------------------
                             17

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2004


   SHARES     SECURITY                                       VALUE
------------------------------------------------------------------
  1,672,211   Vodafone Group PLC .....................$  4,534,804
      8,228   Whitbread PLC ..........................     133,721
      8,610   William Hill PLC .......................      93,231
     15,410   Wolseley PLC ...........................     288,017
     29,478   WPP Group PLC ..........................     324,289
     18,943   Yell Group PLC .........................     160,022
                                                      ------------
                                                        56,691,031
                                                      ------------
              UNITED STATES--0.00%
        107   Ship Finance International Ltd. W/I ....       2,187
                                                      ------------
TOTAL COMMON STOCKS
   (Cost $205,284,828) ............................... 224,874,928
                                                      ------------

              PREFERRED STOCKS--0.11%
              GERMANY--0.11%
        254   Fresenius Medical Care AG ..............      14,725
        187   Porsche AG .............................     119,337
      1,625   ProSiebenSat.1 Media AG ................      29,818
        300   RWE AG .................................      13,950
      2,424   Volkswagen AG ..........................      80,427
                                                      ------------
TOTAL PREFERRED STOCKS
   (Cost $239,875) ...................................     258,257
                                                      ------------

  PRINCIPAL
   AMOUNT 9   SECURITY                                       VALUE
------------------------------------------------------------------

              FOREIGN BONDS--0.00%
              UNITED KINGDOM--0.00%
              BG Transco Holdings PLC
GBP  2,000 2    5.078%, 12/14/09 ....................$       3,911
              BG Transco Holdings PLC
     2,000 2    4.188%, 12/14/22 .....................       5,166
              BG Transco Holdings PLC
     2,000 2    7.000%, 12/16/24 .....................       4,604
                                                      ------------
TOTAL FOREIGN BONDS
   (Cost $10,040) ....................................      13,681
                                                      ------------

              SHORT-TERM INSTRUMENTS--4.64%
              U.S. TREASURY BILLS3--4.64%
$ 9,068,000    1.92%, 01/13/05 .......................   9,062,283
    439,000    1.94%, 02/24/05 .......................     437,744
  1,795,000    2.18%, 03/24/05 4 .....................   1,786,384
                                                      ------------
TOTAL SHORT-TERM INSTRUMENTS
   (Cost $11,286,277) ................................  11,286,411
                                                      ------------

   SHARES
   ------
              SECURITIES LENDING COLLATERAL--4.87%
              INVESTMENT IN AFFILIATED INVESTMENT COMPANIES--4.87%
 11,826,918   Daily Assets Fund
               Institutional 2.25% 7,8
               (Cost $11,826,918) ....................  11,826,918
                                                      ------------
TOTAL INVESTMENTS
   (Cost $228,647,938) ...............102.17%         $248,260,195
LIABILITIES IN EXCESS OF OTHER ASSETS  (2.17)           (5,266,248)
                                       -----          ------------
NET ASSETS ...........................100.00%         $242,993,947
                                      ======          ============

-------------------------------------------------------
1   Non-income producing security for the period ended
    December 31, 2004.
2   GBP--Great Britain Pounds.
3   Rates shown represent annualized yield at time of purchase, not a coupon rate.
4   Pledged as collateral for future contracts.
5 All or a portion of this security was on loan. The value of all securities loaned at December 31, 2004 amounted to
    $11,231,542, which is 4.62% of total net assets.
6 Securities with same description are the same corporate entity but trade on different stock exchanges.
7 Daily Assets Fund Institutional, an affiliated fund, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
8   Represents collateral held in connection with security lending.
9 Principal amount is stated in the currency of the country in which the security is denominated.
10 W/I is the abbreviation for When-Issued, specifically these are bonus shares conditionally traded on an exchange prior to the date the security is issued.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                             18

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

------------------------------------------------------------------------------------------------------------------
                                                                                               DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments at value (cost $216,821,020) 1 ...................................................... $236,433,277
   Investments in affiliated issuers, at value (cost $11,826,918) 2 ................................   11,826,918
   Cash3 ...........................................................................................    2,866,170
   Receivable for capital shares sold ..............................................................      520,283
   Receivable for securities sold ..................................................................        1,906
   Unrealized appreciation on forward foreign currency exchange contracts ..........................      291,997
   Variation margin receivable for futures contracts ...............................................      147,982
   Segregated foreign currency for futures contracts 4 .............................................    2,834,685
   Dividends and interest receivable ...............................................................      254,466
   Other assets ....................................................................................        1,117
                                                                                                     ------------
Total assets .......................................................................................  255,178,801
                                                                                                     ------------
LIABILITIES
   Payable upon return of securities loaned ........................................................   11,826,918
   Payable for capital shares redeemed .............................................................      132,501
   Advisory fees payable ...........................................................................       85,436
   12b-1 fees payable ..............................................................................        3,911
   Accrued expenses and other ......................................................................      136,088
                                                                                                     ------------
Total liabilities ..................................................................................   12,184,854
                                                                                                     ------------
NET ASSETS ......................................................................................... $242,993,947
                                                                                                     ============
COMPOSITION OF NET ASSETS:
   Paid-in-capital ................................................................................. $238,651,001
   Undistributed net investment income .............................................................    2,870,510
   Accumulated net realized loss on investments, futures and foreign currencies ....................  (18,991,577)
   Net unrealized appreciation on investments, futures and foreign currencies ......................   20,464,013
                                                                                                     ------------
NET ASSETS ......................................................................................... $242,993,947
                                                                                                     ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)
   Class A 5 ....................................................................................... $       9.54
                                                                                                     ============
   Class B 6 ....................................................................................... $       9.53
                                                                                                     ============

--------------------------------------------------------------------------------
1 Including $11,231,542 of securities loaned.
2 Represents collateral on securities loaned.
3 Includes foreign currency of $2,484,494, with a cost of $2,427,738.
4 Cost of segregated foreign currency is $2,600,488.
5 Net asset value, redemption price and offering price per share (based on net assets of $223,532,794 and 23,425,558 shares outstanding at December 31, 2004; $0.001 par value, unlimited number of shares authorized).
6 Net asset value, redemption price and offering price per share (based on net assets of $19,461,153 and 2,042,521 shares outstanding at December 31, 2004; $0.001 par value, unlimited number of shares authorized).

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                             19

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

-----------------------------------------------------------------------------------------------------------------
                                                                                                         FOR THE
                                                                                                       YEAR ENDED
                                                                                                DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends ........................................................................................ $ 3,396,025
   Interest .........................................................................................     196,560
   Securities lending income including income from Daily Assets Fund Institutional ..................      51,898
   Less: foreign taxes withheld .....................................................................    (360,012)
                                                                                                      -----------
TOTAL INVESTMENT INCOME .............................................................................   3,284,471
                                                                                                      -----------
EXPENSES:
   Advisory fees ....................................................................................     638,611
   Administration and service fees ..................................................................     168,389
   Custodian fees ...................................................................................     148,000
   Professional fees ................................................................................      61,620
   Printing and shareholder reports .................................................................      60,442
   Transfer agent fees ..............................................................................      55,613
   12b-1 fees (Class B Shares) ......................................................................      27,905
   Trustees fees ....................................................................................      23,005
   Insurance fees ...................................................................................       2,345
   Miscellaneous ....................................................................................       2,932
                                                                                                      -----------
Total expenses ......................................................................................   1,188,862
Less: fee waivers ...................................................................................    (234,726)
                                                                                                      -----------
Net expenses ........................................................................................     954,136
                                                                                                      -----------
NET INVESTMENT INCOME ...............................................................................   2,330,335
                                                                                                      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
   FUTURES AND FOREIGN CURRENCIES
   Net realized gain (loss) from:
     Investment transactions ........................................................................    (521,487)
     Foreign currency transactions ..................................................................   1,134,189
     Futures contracts ..............................................................................     746,811
   Net change in unrealized appreciation/depreciation on investments, futures and foreign currencies .........................................................................  26,111,657
                                                                                                      -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FUTURES AND FOREIGN CURRENCIES .....................  27,471,170
                                                                                                      -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .......................................................... $29,801,505
                                                                                                      ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                             20

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------
                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                                   2004                     2003
----------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income ................................................. $  2,330,335              $   974,188
   Net realized gain from investments, futures and
     foreign currency transactions .......................................    1,359,513                  824,213
   Net change in unrealized appreciation/depreciation on
     investments, futures and foreign currencies .........................   26,111,657               20,091,590
                                                                           ------------              -----------
Net increase (decrease) in net assets from operations ....................   29,801,505               21,889,991
                                                                           ------------              -----------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income:
     Class A .............................................................   (2,613,710)              (2,732,870)
     Class B .............................................................     (149,879)                 (17,000)
                                                                           ------------              -----------
Total distributions ......................................................   (2,763,589)              (2,749,870)
                                                                           ------------              -----------
SHARE TRANSACTIONS
   Net increase resulting from Class A Shares ............................  109,068,954               16,162,139
   Net increase resulting from Class B Shares ............................   12,925,179                3,134,051
                                                                           ------------              -----------
Net increase in net assets from capital
   share transactions ....................................................  121,994,133               19,296,190
                                                                           ------------              -----------
TOTAL INCREASE IN NET ASSETS .............................................  149,032,049               38,436,311
                                                                           ------------              -----------
NET ASSETS
   Beginning of year .....................................................   93,961,898               55,525,587
                                                                           ------------              -----------
   End of year (including undistributed net investment income
     of $2,870,510 and $2,169,351, respectively) ......................... $242,993,947              $93,961,898
                                                                           ============              ===========


See Notes to Financial Statements.

--------------------------------------------------------------------------------
                             21

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS A SHARES

---------------------------------------------------------------------------------------------------------------------
                                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                          2004          2003         2002         2001         2000
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ...................  $ 8.21        $ 6.47       $ 8.39       $11.14       $13.60
                                                        ------        ------       ------       ------       ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net investment income 1 ...........................    0.14          0.10         0.11         0.14         0.14
   Net realized and unrealized gain (loss) on
     investments, foreign currencies and
     futures contracts ...............................    1.39          1.94        (1.92)       (2.89)       (2.41)
                                                        ------        ------       ------       ------       ------
   Total from investment operations ..................    1.53          2.04        (1.81)       (2.75)       (2.27)
                                                        ------        ------       ------       ------       ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .............................   (0.20)        (0.30)       (0.11)       --           --
   Net realized gain from investment and
     futures transactions ............................   --            --           --           --           (0.19)
                                                        ------        ------       ------       ------       ------
   Total distributions ...............................   (0.20)        (0.30)       (0.11)       --           (0.19)
                                                        ------        ------       ------       ------       ------
NET ASSET VALUE, END OF YEAR .........................  $ 9.54        $ 8.21       $ 6.47       $ 8.39       $11.14
                                                        ======        ======       ======       ======       ======

TOTAL INVESTMENT RETURN 2 ............................   19.07%        33.35%      (21.60)%     (24.69)%     (16.66)%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year
     (000s omitted) ..................................$223,533       $89,956      $55,265      $94,242      $80,064
   Ratios to average net assets:
     Net investment income ...........................    1.66%         1.50%        1.45%        1.38%        1.17%
     Expenses after waivers
        and/or reimbursements ........................    0.65%         0.65%        0.65%        0.65%        0.65%
     Expenses before waivers
        and/or reimbursements ........................    0.82%         1.09%        0.92%        0.80%        0.92%
   Portfolio turnover rate                                   3%            6%          25%3         19%           4%

--------------------------------------------------------------------------------
1 Calculated based on average shares method.
2 Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. If fees for the advisor and administrator were not waived, the total return would have been lower.
3 Portfolio turnover excludes the impact of redemption in kind.


See Notes to Financial Statements.

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------------
 CLASS B SHARES                                                                                      FOR THE PERIOD
                                                                                                   APRIL 30, 2002 1
                                                         FOR THE YEARS ENDED DECEMBER 31,                   THROUGH
                                                          2004                       2003         DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ...................  $8.20                     $6.47                     $8.33
                                                          -----                     -----                     -----
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net investment income 2 .............................   0.12                      0.04                      0.06
   Net realized and unrealized gain (loss)
     on investments, foreign currencies
     and futures contracts .............................   1.39                      1.99                     (1.83)
                                                          -----                     -----                     -----
Total from investment operations .......................   1.51                      2.03                     (1.77)
                                                          -----                     -----                     -----
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...............................  (0.18)                    (0.30)                    (0.09)
                                                          -----                     -----                     -----
Total distributions ....................................  (0.18)                    (0.30)                    (0.09)
                                                          -----                     -----                     -----
NET ASSET VALUE, END OF PERIOD .........................  $9.53                     $8.20                     $6.47
                                                          =====                     =====                     =====
TOTAL INVESTMENT RETURN 3 ..............................  18.79%                    32.97%                   (21.17)%4
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ....................................$19,461                    $4,006                      $260
   Ratios to average net assets:
     Net investment income .............................   1.38%                     0.54%                     1.26%5
     Expenses after waivers and/or
        reimbursements .................................   0.90%                     0.90%                     0.90%5
     Expenses before waivers and/or
        reimbursements .................................   1.06%                     1.37%                     1.30%5
   Portfolio turnover rate .............................      3%                        6%                       25%6


--------------------------------------------------------------------------------
1 Commencement of operations.
2 Calculated based on average shares.
3 Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. If fees for the advisor and administrator were not waived, the total return would have been lower.
4 Total return calculated for a period of less than one year is not annualized. 5 Annualized.
6 Portfolio turnover excludes the impact of redemption in-kind.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                             23

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
Scudder Investments VIT Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the '1940 Act'), as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. Scudder VIT EAFE(R) Equity Index Fund (the 'Fund') is one of the series the Trust offers to investors.

The Fund offers two classes of shares to investors: Class
A Shares and Class B Shares. Class B Shares are subject to Rule 12b-1 fees under the 1940 Act equal to an annual rate up to 0.25% of the Class B shares average daily net assets. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular class.

The investment objective of the Fund is to replicate, as closely as possible (before the deduction of expenses) the performance of the MSCI EAFE(R) Index, which measures international stock market performance.

B. VALUATION OF SECURITIES
The net asset value of shares of the Fund is computed as of the close of regular trading on the New York Stock Exchange
(the 'Exchange') on each day the Exchange is open for trading (the 'Value Time').

An equity security is valued at its most recent sale price on the relevant exchange or over-the-counter ('OTC') market as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the 'Calculated Mean') on such exchange or OTC market as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on such exchange or OTC market as of the Value Time. In the case of certain foreign exchanges or OTC markets, the closing price reported by the exchange or OTC market (which may sometimes be referred to as the 'official close' or the 'official closing price' or other similar term) will be considered the most recent sale price. If a security is traded on more than one exchange, or upon one or more exchanges and in the OTC market, quotations are taken from the market in which the security is traded most extensively.

Trading in foreign securities may be completed at times which vary from the closing of the Exchange. In computing the net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the Exchange.

The Fund may use a fair valuation model to value international equity securities in order to adjust for events which may occur between the close of the foreign exchanges and the close of the Exchange.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

If market quotations for a portfolio asset are not readily available or the value of a portfolio asset as determined in accordance with Board approved procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Fund's Pricing Committee (or, in some cases, the Board's Valuation Committee), represents fair market value. The value of other portfolio holdings owned by the Fund is determined in a manner which is intended to fairly reflect the fair market value of the asset on the valuation date, based on valuation procedures adopted by the Fund's Board and overseen primarily by the Fund's Pricing Committee.

C. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND OTHER Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income, net of any foreign taxes withheld, is recorded on the ex-dividend date or, in the case of certain foreign securities, upon receipt of ex-dividend notification. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily. Distribution fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each of the Funds. Expenses directly attributable to a Fund are charged to that Fund, while the expenses that are attributable to the Trust are allocated among the Funds based upon the relative net assets of each Fund.



--------------------------------------------------------------------------------
                             24

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

D. DISTRIBUTIONS
The Fund pays annual dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E. FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. FOREIGN CURRENCY TRANSLATION
The Fund maintains its accounting records in US dollars. The Fund determines the US dollar value of foreign currency denominated assets, liabilities and transactions by using prevailing exchange rates. In valuing assets and liabilities, the Fund uses the prevailing exchange rate on the valuation date. In valuing securities transactions, the receipt of income and the payment of expenses, the Fund uses the prevailing exchange rate on the transaction date.

Net realized and unrealized gains and losses on foreign currency translation shown on the Fund's financial statements result from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid.

When calculating realized and unrealized gains or losses on investments in equity securities, the Fund does not separate the gain or loss attributable to changes in the foreign currency price of the security from the gain or loss attributable to the change in the US dollar value of the foreign currency.

G. FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may use forward foreign currency contracts to manage foreign exchange rate risk. The Fund may use these contracts to fix the US dollar value of a securities transaction for the period between the date of the transaction and the date the security is received or delivered or to hedge the US dollar value of securities it already owns. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities, but does establish a rate of exchange that can be achieved in the future.

The Fund may also use forward foreign currency contracts to enhance its performance.

The Fund determines the net US dollar value of forward foreign currency contracts using prevailing exchange rates.

H. FUTURES CONTRACTS
The Fund may buy or sell financial futures contracts on established futures exchanges. Under the terms of a financial futures contract, the Fund agrees to receive or deliver a specific amount of a financial instrument at a specific price on a specific date.

The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund.

When the Fund enters into a futures contract, it is required to make a margin deposit equal to a percentage of the face value of the contract. While the contract is outstanding, the Fund may be required to make additional deposits or may have part of its deposit returned as a result of changes in the relationship between the face value of the contract and the value of the underlying security. The Fund records these payments as unrealized gains or losses. When entering into a closing transaction, the Fund realizes a gain or loss.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

I. SECURITIES LENDING
The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund in the form of cash and/or government securities equal to 102% of the value of domestic securities and 105% of the value of international securities. The Fund receives compensation for lending its securities either in the form of fees or by earning income, net of allocations to the lending agent and borrower, on invested cash collateral. Either the Fund or the borrower may terminate the loan. The Fund is subject to all risks associated with the investment of any cash collateral received, including, but not limited to, interest rate, market, credit and liquidity risk associated with such investments. At December 31, 2004, $11,826,918 of cash collateral was invested in the Daily Assets Fund Institutional.

--------------------------------------------------------------------------------
                             25

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

J. ESTIMATES
In preparing its financial statements in conformity with US generally accepted accounting principles, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
Deutsche Asset Management, Inc. ('Advisor' or 'DeAM, Inc.'), an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets, which is calculated daily and paid monthly at the annual rate of 0.45%.

Northern Trust Investments, N.A. ('NTI') acts as investment sub-advisor for the Fund. As the Fund's investment sub-advisor, NTI makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to these purchase and sale decisions.
DeAM, Inc. pays a fee to NTI for acting as investment sub-advisor to the Fund.

The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.65% of average daily net assets for Class A Shares and 0.90% of average daily net assets for Class B Shares until April 30, 2005.

Effective May 1, 2002, the Advisor may recoup any of its waived investment advisory fees within the following three years if the Fund is able to make the repayment without exceeding its current expense limits. At December 31, 2004, $708,431 was subject to repayment to the Advisor.

Certain officers and trustees of the Fund are also officers or directors of DeAM, Inc. These persons are not paid by the Fund for serving in these capacities.

The Fund paid insurance premiums to an unaffiliated insurance broker in 2002 and 2003. This broker in turn paid a portion of its commissions to an affiliate of the Advisor, which performed certain insurance brokerage services for the broker. The Advisor has agreed to reimburse the Fund in 2005 for the portion of commissions (plus interest) paid to the affiliate of the Advisor attributable to the premiums paid by the Fund. The amounts for 2002 and 2003 were $44 and $29 respectively.

NOTE 3--OTHER FEES
PFPC Inc. ('Administrator') is the Fund's Administrator and
Transfer Agent. The Fund pays the Administrator an annual fee based on its average daily net assets, which is calculated daily and paid monthly.

State Street Bank and Trust Company ('Custodian'), is the Fund's
Custodian. The Fund pays the Custodian an annual fee.

The Fund pays PFPC Distributors, Inc. an annual fee pursuant to Rule 12b-1, which is calculated daily and paid monthly at the annual rate of up to 0.25% of the Class B Shares average daily net assets.

NOTE 4--CAPITAL SHARE TRANSACTIONS Transactions in capital
shares were as follows:
                                                       Class A Shares
             --------------------------------------------------------
                     For the Year Ended            For the Year Ended
                      December 31, 2004             December 31, 2003
             --------------------------   ---------------------------
                 Shares          Amount       Shares           Amount
             ----------    ------------   ----------    -------------
Sold         18,442,750    $159,163,102   30,781,276    $ 199,881,305
Reinvested      322,282       2,613,710      453,211        2,732,870
Redeemed     (6,295,460)    (52,707,858) (28,824,433)    (186,452,036)
             ----------    ------------   ----------    -------------
Net increase 12,469,572    $109,068,954    2,410,054    $  16,162,139
             ==========    ============   ==========    =============

                                                      Class B Shares
             --------------------------------------------------------
                     For the Year Ended            For the Year Ended
                      December 31, 2004             December 31, 2003
             --------------------------   ---------------------------
                 Shares          Amount       Shares           Amount
             ----------     -----------   ----------      -----------
Sold          2,238,770     $18,583,838    1,447,277      $10,207,762
Reinvested       18,481         149,879        2,814           17,000
Redeemed       (703,420)     (5,808,538)  (1,001,579)      (7,090,711)
             ----------     -----------   ----------      -----------
Net increase  1,553,831     $12,925,179      448,512      $ 3,134,051
             ==========     ===========   ==========      ===========

NOTE 5--PURCHASE AND SALE OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 2004, were $133,749,546 and $4,089,903, respectively.

NOTE 6--FEDERAL INCOME TAX
At December 31, 2004, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain/(loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from foreign currency transactions and passive foreign investment companies. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

 Undistributed          Undistributed
Net Investment           Net Realized            Paid-in
        Income              Gain/Loss            Capital
--------------          -------------            -------
    $1,134,413            ($1,134,413)                --



--------------------------------------------------------------------------------
                             26

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

For federal income tax purposes, the tax basis of investments held at December 31, 2004 was $230,921,378. The net unrealized appreciation for all securities based on tax cost was $17,338,817. The aggregate gross unrealized appreciation for all investments at December 31, 2004 was $27,378,274 and the aggregate gross unrealized depreciation for all investments was $10,039,457. The difference between book basis and tax-basis unrealized appreciation/ depreciation is attributable to the tax deferral of losses on wash sales and passive foreign investment companies. The tax basis of investments excludes basis adjustments due to foreign futures, forwards and currency contracts.

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles.

Distributions during the years ended December 31, 2004 and 2003, were characterized as follows for tax purposes:

Distributions paid from:           2004            2003
------------------------          -----            ----
Ordinary income              $2,763,589      $2,749,870

At December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income               $4,148,473
Accumulated capital loss                  ($17,445,646)
Unrealized appreciation/(depreciation)     $17,640,116

At December 31, 2004, the Fund had capital loss carryovers available as a reduction against future net realized capital gains of $17,445,646, of which $1,979,370 expires in 2009,
$11,217,428 expires in 2010 and $4,248,848 expires in 2011,
which may be subject to certain limitations under Sections 382-383 of the Internal Revenue Code.

NOTE 7--EXPENSE REDUCTIONS
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2004, the Fund's custodian fees were reduced by $630 for custody credits earned.

NOTE 8--LINE OF CREDIT
The Fund and several other funds and portfolios advised or administered by the Advisor or its affiliates (the 'Participants') share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5%. The Fund may borrow up to a maximum of 33% of its net assets under the agreement.

There were no significant borrowings during the year ended
December 31, 2004.



NOTE 9--OPEN FORWARD FOREIGN CURRENCY CONTRACTS The Fund had the following open contracts at December 31, 2004:

                                                                                                        Unrealized
                                                                                         Contract     Appreciation
Contracts to Receive                         In Exchange For  Settlement Date         Value (US$)            (US$)
-------------------------------------------------------------------------------------------------------------------
Euro                             2,100,000       $2,682,219           1/19/05         $2,847,349          $165,130
Japanese Yen                   148,000,000        1,389,787           1/19/05          1,446,002            56,215
British Pound                      450,000          790,241           1/19/05            860,893            70,652
-------------------------------------------------------------------------------------------------------------------
                                                                Total Net Unrealized Appreciation         $291,997
-------------------------------------------------------------------------------------------------------------------


NOTE 10--OPEN FUTURES
A summary of obligations under these financial instruments at December 31, 2004 is as follows:

                                                                                                        Unrealized
Type of Futures                  Expiration        Contracts         Position       Market Value      Appreciation
-------------------------------------------------------------------------------------------------------------------
Hang Seng Index Futures          January-05                5             Long         $  457,434          $  2,565
Euro Stoxx 50 Futures              March-05              174             Long          6,972,298            20,253
FTSE 100 Index Futures             March-05               40             Long          3,684,291            57,822
Nikkei 225 Index Futures           March-05               43             Long          2,474,650           125,050
Topix Index Futures                March-05                5             Long            559,920            27,155
SPI 200 Index Futures              March-05               11             Long            874,362            20,192
MIB30 Index Futures                March-05                3             Long            629,013             5,423
-------------------------------------------------------------------------------------------------------------------
Total                                                                                                     $258,460
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             27

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The 'market value' presented on the previous page represents the Fund's total exposure in such contracts whereas only the net unrealized appreciation/(depreciation) is reflected in the Fund's net assets. Risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments,
2) an imperfect correlation between the price of the contracts and the underlying index and 3) the possibility of an illiquid secondary market.

At December 31, 2004, the Fund pledged securities with a value of $1,786,384 to cover margin requirements on open futures contracts.

NOTE 11--REGULATORY MATTERS AND LITIGATION
Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ('inquiries') into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

NOTE 12--SUBSEQUENT EVENTS
A. Effective January 3, 2005, the Scudder VIT EAFE Equity Index Fund ('VIT Fund') terminated the Transfer Agency, Fund Accounting, and Administration agreements with PFPC Inc. and the Distribution agreement with PFPC Distributors, Inc. (collectively, the 'PFPC Agreements').

Contemporaneously with the termination of the PFPC Agreements, the VIT Fund entered into new agreements to replace PFPC Inc. and PFPC Distributors, Inc. as follows:
Scudder Investments Service Company ('SISvC') became the VIT Fund's transfer agent; Investment Company Capital Corporation ('ICCC') became the VIT Fund's administrator and fund accounting agent; and Scudder Distributors Inc. ('SDI') became the VIT Fund's principal underwriter. ICCC has engaged State Street Corporation to serve as the VIT Fund's sub-accounting agent.

The Board of Trustees of the VIT Fund approved the termination of the PFPC Agreements and authorized the VIT
Fund to enter into agreements with SISvC, ICCC and SDI.

SISvC, ICCC and SDI are affiliated persons of the VIT Fund's investment advisor.

It is not expected that the new arrangements will increase the fees that were paid by shareholders for services performed by PFPC Inc. and PFPC Distributors, Inc.

B. Upon the recommendation of the advisor, the Board of Scudder VIT EAFE(R) Equity Index Fund (the 'Fund') has approved the termination and liquidation of the Fund effective on or about July 25, 2005 (the 'Liquidation Date'). Accordingly, the Fund will redeem involuntarily the shares of any shareholder (i.e., the participating insurance companies that offer the Fund) outstanding on the Liquidation Date. Shareholders whose shares are redeemed involuntarily by the Fund on the Liquidation Date will receive the net asset value per share for all shares they own on the Liquidation Date.

In conjunction with approving the termination and liquidation of the Fund, the Board of the Fund further approved closing the Fund to new investments effective as of the close of business on December 15, 2004. Existing insurance company investors that currently offer the Fund as an investment option may continue to offer it to their participants until the Liquidation Date.

--------------------------------------------------------------------------------
                             28

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Scudder Investments VIT Funds--
Scudder VIT EAFE Equity Index Fund



We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Scudder VIT EAFE Equity Index Fund (the 'Fund') as of
December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management.
Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder VIT EAFE Equity Index Fund at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with US generally accepted accounting principles.

/S/ Signature

Ernst & Young LLP

Boston, Massachusetts
February 8, 2005



--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
TRUSTEES AND OFFICERS OF THE TRUST

The overall business and affairs of the Fund are supervised by its Board of Trustees. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, administrator, distributor, custodian and transfer agent. The Board of Trustees and the executive officers are responsible for exercising the Fund's powers except those reserved for the shareholders and those assigned to the Fund's advisor, DeAM, Inc., or other service providers. Each Trustee holds office until he or she resigns, is removed or a successor is elected and qualified. Each Officer is annually elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.

The following information is provided for each Trustee of the Fund. The first section of the table lists information for each Trustee who is not an 'interested person' of the Fund (as defined in the 1940 Act) (an 'Independent Trustee'). Information for each Non-Independent Trustee (an 'Interested Trustee') follows. The Interested Trustee is considered to be an interested person as defined by the 1940 Act because of his employment with either the Fund's advisors and/or underwriter or their affiliates. The mailing address for the Trustees and Officers with respect to Fund operations is One South Street, Baltimore, Maryland, 21202.

NAME, DATE OF BIRTH,                                                                  NUMBER OF
POSITION WITH THE                                                                     FUNDS IN THE
TRUST AND LENGTH OF                BUSINESS EXPERIENCE AND DIRECTORSHIPS              FUND COMPLEX
TIME SERVED 1,2                    DURING THE PAST 5 YEARS                            OVERSEEN
---------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------
Joseph R. Hardiman                 Private Equity Investor (January 1997 to           54
5/27/37                            present); Director, Corvis Corporation 3
Chairman since 2004 and            (optical networking equipment) (July 2000 to
Trustee since 2002                 present), Brown Investment Advisory & Trust
                                   Company (investment advisor) (February 2001
                                   to present), The Nevis Fund (registered
                                   investment company) (July 1999 to present),
                                   and ISI Family of Funds (registered
                                   investment companies) (March 1998 to
                                   present). Formerly, Director, Soundview
                                   Technology Group Inc. (investment banking)
                                   (July 1998 to January 2004) and Director,
                                   Circon Corp.3 (medical instruments) (November
                                   1998 to January 1999); President and Chief
                                   Executive Officer, The National Association
                                   of Securities Dealers, Inc. and The NASDAQ
                                   Stock Market, Inc. (1987-1997); Chief
                                   Operating Officer of Alex. Brown & Sons
                                   Incorporated (now Deutsche Bank Securities
                                   Inc.) (1985-1987); General Partner, Alex.
                                   Brown & Sons Incorporated (now Deutsche Bank
                                   Securities Inc.) (1976-1985).
---------------------------------------------------------------------------------------------------
Richard R. Burt                    Chairman, Diligence LLC (international             56
2/03/47                            information collection and risk-management
Trustee since 2002                 firm (September 2002 to present); Chairman,
                                   IEP Advisors, Inc. (July 1998 to present);
                                   Member of the Board, Hollinger International,
                                   Inc.3 (publishing) (September 1995 to
                                   present), HCL Technologies Limited
                                   (information technology) (April 1999 to
                                   present), UBS Mutual Funds (formerly known as
                                   Brinson and Mitchell Hutchins families of
                                   funds) (registered investment companies)
                                   (September 1995 to present); and Member,
                                   Textron Inc.3 International Advisory Council
                                   (July 1996 to present). Formerly, Partner,
                                   McKinsey & Company (consulting) (1991-1994)
                                   and US Chief Negotiator in Strategic Arms
                                   Reduction Talks (START) with former Soviet
                                   Union and US Ambassador to the Federal
                                   Republic of Germany (1985-1991); Member of
                                   the Board, Homestake Mining 3 (mining and
                                   exploration) (1998 to February 2001), Archer
                                   Daniels Midland Company 3 (agribusiness
                                   operations) (October 1996 to June 2001) and
                                   Anchor Gaming (gaming software and equipment)
                                   (March 1999 to December 2001); Chairman of
                                   the Board, Weirton Steel Corporation 3 (April
                                   1996-2004).
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       30

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST

NAME, DATE OF BIRTH,                                                                  NUMBER OF
POSITION WITH THE                                                                     FUNDS IN THE
TRUST AND LENGTH OF                BUSINESS EXPERIENCE AND DIRECTORSHIPS              FUND COMPLEX
TIME SERVED 1,2                    DURING THE PAST 5 YEARS                            OVERSEEN
---------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------
S. Leland Dill                     Trustee, Phoenix Euclid Market Neutral Funds       54
3/28/30                            (since May 1998), Phoenix Funds (24
Trustee since 2002                 portfolios) (since May 2004) (registered
                                   investment companies); Retired (since 1986).
                                   Formerly, Partner, KPMG Peat Marwick (June
                                   1956 to June 1986); Director, Vintners
                                   International Company Inc. (wine vintner)
                                   (June 1989 to May 1992), Coutts (USA)
                                   International (January 1992 to March 2000),
                                   Coutts Trust Holdings Ltd., Coutts Group
                                   (private bank) (March 1991 to March 1999);
                                   General Partner, Pemco (investment company)
                                   (June 1979 to June 1986); Trustee, Phoenix
                                   Zweig Series Trust (September 1989 to May
                                   2004).
---------------------------------------------------------------------------------------------------
Martin J. Gruber                   Nomura Professor of Finance, Leonard N. Stern      54
7/15/37                            School of Business, New York University
Trustee since 2002                 (since September 1964); Trustee (since
                                   January 2000) and Chairman of the Board
                                   (since February 2004), CREF (pension fund);
                                   Trustee of the TIAA-CREF Mutual funds (53
                                   portfolios) (since February 2004); Director,
                                   Japan Equity Fund, Inc. (since January 1992),
                                   Thai Capital Fund, Inc. (since January 2000)
                                   and Singapore Fund, Inc. (since January 2000)
                                   (registered investment companies). Formerly,
                                   Trustee, TIAA (pension fund) (January
                                   1996-January 2000); Director, S.G. Cowen
                                   Mutual Funds (January 1985 to January 2001).
---------------------------------------------------------------------------------------------------
Richard J. Herring                 Jacob Safra Professor of International             54
2/18/46                            Banking and Professor, Finance Department,
Trustee since 2002                 The Wharton School, University of
                                   Pennsylvania (since July 1972); Director,
                                   Lauder Institute of International Management
                                   Studies (since July 2000); Co-Director,
                                   Wharton Financial Institutions Center (since
                                   July 2000). Formerly, Vice Dean and Director,
                                   Wharton Undergraduate Division (July 1995 to
                                   June 2000).
---------------------------------------------------------------------------------------------------
Graham E. Jones                    Senior Vice President, BGK Realty, Inc.            54
1/31/33                            (commercial real estate) (since 1995);
Trustee since 2002                 Trustee, 8 open-end mutual funds managed by
                                   Weiss, Peck & Greer (since 1985) and Trustee
                                   of 18 open-end mutual funds managed by Sun
                                   Capital Advisers, Inc. (since 1998).
---------------------------------------------------------------------------------------------------
Rebecca W. Rimel                   President and Chief Executive Officer, The         54
4/10/51                            Pew Charitable Trusts (charitable foundation)
Trustee since 2002                 (1994 to present); Executive Vice President,
                                   The Glenmede Trust Company (investment trust
                                   and wealth management) (1983 to present).
---------------------------------------------------------------------------------------------------
Philip Saunders, Jr.               Principal, Philip Saunders Associates              54
10/11/35                           (economic and financial consulting) (since
Trustee since 2002                 November 1988). Formerly, Director, Financial
                                   Industry Consulting, Wolf & Company
                                   (consulting) (1987-1988); President, John
                                   Hancock Home Mortgage Corporation
                                   (1984-1986); Senior Vice President of
                                   Treasury and Financial Services, John Hancock
                                   Mutual Life Insurance Company, Inc.
                                   (1982-1986).
---------------------------------------------------------------------------------------------------
William N. Searcy                  Private investor (since October 2003);             54
9/03/46                            Trustee of 18 open-end mutual funds managed
Trustee since 2002                 by Sun Capital Advisers, Inc. (since October
                                   1998). Formerly, Pension & Savings Trust
                                   Officer, Sprint Corporation 3
                                   (telecommunications) (November 1989 to
                                   October 2003).
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       31

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST

NAME, DATE OF BIRTH,                                                                  NUMBER OF
POSITION WITH THE                                                                     FUNDS IN THE
TRUST AND LENGTH OF                BUSINESS EXPERIENCE AND DIRECTORSHIPS              FUND COMPLEX
TIME SERVED 1,2                    DURING THE PAST 5 YEARS                            OVERSEEN
---------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------
William N. Shiebler 4              Chief Executive Officer in the Americas for        137
2/06/42                            Deutsche Asset Management ('DeAM') and a
Trustee since 2004                 member of the DeAM Global Executive Committee
                                   (since 2002); Vice Chairman of Putnam
                                   Investments, Inc. (1999); Director and Senior
                                   Managing Director of Putnam Investments, Inc.
                                   and President, Chief Executive Officer, and
                                   Director of Putnam Mutual Funds Inc.
                                   (1990-1999).
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NAME, DATE OF BIRTH,
POSITION WITH THE
TRUST AND LENGTH OF                BUSINESS EXPERIENCE AND DIRECTORSHIPS
TIME SERVED 1,2                    DURING THE PAST 5 YEARS
--------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------
Julian F. Sluyters 5               Managing Director, Deutsche Asset Management
7/14/60                            (since May 2004); President and Chief
President and Chief Executive      Executive Officer of The Germany Fund, Inc.,
Officer since 2004                 The New Germany Fund, Inc., The Central
                                   Europe and Russia Fund, Inc., The Brazil
                                   Fund, Inc., The Korea Fund, Inc., Scudder
                                   Global High Income Fund, Inc. and Scudder New
                                   Asia Fund, Inc. (since May 2004), Scudder
                                   Global Commodities Stock Fund, Inc. (since
                                   July 2004); President and Chief Executive
                                   Officer, UBS Fund Services (2001-2003); Chief
                                   Administrative Officer (1998-2001) and Senior
                                   Vice President and Director of Mutual Fund
                                   Operations (1991-1998) UBS Global Asset
                                   Management.
--------------------------------------------------------------------------------
Kenneth Murphy 6                   Vice President, Deutsche Asset Management
10/13/63                           (September 2000 to present). Formerly,
Vice President and Anti-Money      Director, John Hancock Signature Services
Laundering Compliance Officer      (1992-2000).
since 2002
--------------------------------------------------------------------------------
Paul H. Schubert 5                 Managing Director, Deutsche Asset Management
1/11/63                            (since July 2004). Formerly, Executive
Chief Financial Officer            Director, Head of Mutual Fund Services and
since 2004                         Treasurer for UBS Family of Funds
                                   (1998-2004); Vice President and Director of
                                   Mutual Fund Finance at UBS Global Asset
                                   Management (1994-1998).
--------------------------------------------------------------------------------
Charles A. Rizzo 6                 Managing Director, Deutsche Asset Management
8/05/57                            (since April 2004). Formerly, Director,
Treasurer since 2002               Deutsche Asset Management (April 2000 to
                                   March 2004); Vice President and Department
                                   Head, BT Alex. Brown Incorporated (now
                                   Deutsche Bank Securities Inc.) (1998-1999);
                                   Senior Manager, Coopers & Lybrand L.L.P. (now
                                   PricewaterhouseCoopers LLP) (1993-1998).
--------------------------------------------------------------------------------
John Millette 6                    Director, Deutsche Asset Management.
8/23/62
Secretary since 2003
--------------------------------------------------------------------------------
Lisa Hertz 5                       Assistant Vice President, Deutsche Asset
8/21/70                            Management.
Assistant Secretary
since 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------
NAME, DATE OF BIRTH,
POSITION WITH THE
TRUST AND LENGTH OF                BUSINESS EXPERIENCE AND DIRECTORSHIPS
TIME SERVED 1,2                    DURING THE PAST 5 YEARS
--------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------
Daniel O. Hirsch                   Managing Director, Deutsche Asset Management
3/27/54                            (2002 to present). Formerly, Director,
Assistant Secretary                Deutsche Asset Management (1999-2002),
since 2003                         Principal, BT Alex. Brown Incorporated (now
                                   Deutsche Bank Securities Inc.) (1998-1999);
                                   Assistant General Counsel, United States
                                   Securities and Exchange Commission
                                   (1993-1998); Director, Deutsche Global Funds
                                   Ltd. (2002-2004).
--------------------------------------------------------------------------------
Caroline Pearson 6                 Managing Director, Deutsche Asset Management.
4/01/62
Assistant Secretary
since 2002
--------------------------------------------------------------------------------
Bruce A. Rosenblum                 Director, Deutsche Asset Management.
9/14/60
Vice President since 2003 and
Assistant Secretary
since 2002
--------------------------------------------------------------------------------
Kevin M. Gay 6                     Vice President, Deutsche Asset Management.
11/12/59
Assistant Treasurer
since 2004
--------------------------------------------------------------------------------
Salvatore Schiavone 6              Director, Deutsche Asset Management.
11/03/65
Assistant Treasurer
since 2003
--------------------------------------------------------------------------------
Kathleen Sullivan D'Eramo 6        Director, Deutsche Asset Management.
1/25/57
Assistant Treasurer since 2003
--------------------------------------------------------------------------------
Philip Gallo 5                     Managing Director, Deutsche Asset Management
8/02/62                            (2003 to present). Formerly, Co-Head of
Chief Compliance Officer           Goldman Sachs Asset Management Legal
since 2004                         (1994-2003).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Unless otherwise indicated, the mailing address of each Trustee and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.
2 Length of time served represents the date that each Trustee or Officer first began serving in that position with Scudder Investments VIT Funds of which this fund is a series.
3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
4 Mr. Shiebler is a Trustee who is an 'interested person' within the meaning of
  Section 2(a)(19) of the 1940 Act. Mr. Shiebler is a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank AG and its affiliates. Mr. Shiebler's business address is 280 Park Avenue, New York, New York 10017.
5 Address: 345 Park Avenue, New York, New York 10154.
6 Address: Two International Place, Boston, Massachusetts 02110.

--------------------------------------------------------------------------------
                             33

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
PROXY VOTING (Unaudited)

A description of the Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30, 2004 is available on our Web site--scudder.com (type 'proxy voting' in the search field)--or on the SEC's Web site--www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

--------------------------------------------------------------------------------
FORM N-Q (Unaudited)

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with theSEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at theSEC's Public Reference Room in Washington,D.C.
Information on the operation of the SEC's Public Reference
Room may be obtained by calling (800) SEC-0330.

--------------------------------------------------------------------------------
                             34

ABOUT THE FUND'S ADVISOR

Deutsche Asset Management, Inc., an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the United States for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.


--------------------------------------------------------------------------------


Distributed by:
PFPC Distributors,Inc.
760 Moore Road
King of Prussia,PA 19406

[LOGO OMITTED]
   SCUDDER
 INVESTMENTS

                                      Portfolio changes should not be considered
                             recommendations for action by individual investors.

[LOGO OMITTED]
A Member of
Deutsche Asset Management
                                                     VIT5SA (2/28/05) MARS#35897
                                        [LOGO OMITTED] Printed on recycled paper

ITEM 2. CODE OF ETHICS.

As of the end of the period, December 31, 2004, Scudder VIT EAFE Equity Index Fund has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr. S. Leland Dill. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section
2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert" designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                         SCUDDER EAFE EQUITY INDEX FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young, LLP ("E&Y"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with E&Y entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

               SERVICES THAT THE FUND'S AUDITOR BILLED TO THE FUND

--------------------------------------------------------------------------------------------------------------------
         Fiscal Year                                                                                      All
            Ended                Audit Fees Billed       Audit-Related       Tax Fees Billed to    Other Fees Billed
         December 31,                 to Fund         Fees Billed to Fund           Fund                to Fund
--------------------------------------------------------------------------------------------------------------------
2004                                  $29,400                  $0                  $4,200                  $0
--------------------------------------------------------------------------------------------------------------------
2003                                  $27,450                  $0                  $1,817                  $0
--------------------------------------------------------------------------------------------------------------------


The above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.



           SERVICES THAT THE FUND'S AUDITOR BILLED TO THE ADVISER AND
                        AFFILIATED FUND SERVICE PROVIDERS

The following table shows the amount of fees billed by E&Y to Deutsche Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.



----------------------------------------------------------------------------------------------
                                   Audit-Related                                   All
                                   Fees Billed to      Tax Fees Billed to    Other Fees Billed
         Fiscal Year                Adviser and            Adviser and         to Adviser and
            Ended                 Affiliated Fund        Affiliated Fund      Affiliated Fund
         December 31,            Service Providers      Service Providers    Service Providers
----------------------------------------------------------------------------------------------
2004                                 $347,500                  $0                    $0
----------------------------------------------------------------------------------------------
2003                                 $112,900                  $0                    $0
----------------------------------------------------------------------------------------------


The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls and additional related procedures.

                               NON-AUDIT SERVICES

The following table shows the amount of fees that E&Y billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund's operations and financial reporting. The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y's independence.



--------------------------------------------------------------------------------------------------------------------
                                                 Total Non-Audit Fees
                                                 billed to Adviser and
                                                    Affiliated Fund
                                                   Service Providers      Total Non-Audit Fees
                                                  (engagements related     billed to Adviser
                                                    directly to the       and Affiliated Fund
                                Total              operations and        Service Providers
                             Non-Audit Fees       financial reporting         (all other
       Fiscal Year           Billed to Fund           of the Fund)           engagements)        Total of (A), (B)
   Ended December 31,              (A)                    (B)                     (C)                  and (C)
--------------------------------------------------------------------------------------------------------------------
2004                             $4,200                    $0                  $331,601               $335,801
--------------------------------------------------------------------------------------------------------------------
2003                             $1,817                    $0                 $3,742,000             $3,743,817
--------------------------------------------------------------------------------------------------------------------




All other engagement fees were billed for services in connection with risk management and process improvement initiatives for DeIM and other related entities that provide support for the operations of the fund.



                                       ***

E&Y recently advised the Fund's Audit Committee that various E&Y member firms provided certain non-audit services to Deutsche Bank entities and affiliates (collectively, the "DB entities") between 2003 and 2005 that raise issues under the SEC auditor independence rules. The DB entities are within the "Investment Company Complex" (as defined by SEC rules) and therefore covered by the SEC auditor independence rules applicable to the Fund.

First, E&Y advised the Audit Committee that in connection with providing permitted expatriate tax compliance services for DB entities during 2003 and 2004, member firms in China and Japan ("E&Y China" and "E&Y Japan," respectively) received funds from the DB entities that went into E&Y "representative bank trust accounts" and were used to pay the foreign income taxes of the expatriates. E&Y has advised the Audit Committee that handling those funds was in violation of Rule 2-01 of Regulation S-X. (Rule 2-01(c)(4)(viii) provides that an accountant's independence is impaired if the accountant has custody of assets of the audit client.)

Second, E&Y advised the Audit Committee that in connection with providing monthly payroll services to employees of certain DB entities from May 2003 to February 2005, a member firm in Chile ("E&Y Chile") received funds from the DB entities that went into an E&Y trust account and were used to pay the net salaries and social security taxes of executives of the DB entities. E&Y has advised the Audit Committee that handling those funds was in violation of Rule 2-01 of Regulation S-X.

Third, E&Y advised the Audit Committee that in connection with providing certain services in assisting a DB entity with various regulatory reporting requirements, a member firm in France ("E&Y France") entered into an engagement with the DB entity that resulted in E&Y France staff functioning under the direct responsibility and direction of a DB entity supervisor. E&Y advised the Audit Committee that, although the services provided were "permitted services" under Rule 2-01 of Regulation S-X, the structure of the engagement was in violation of Rule 2-01 of Regulation S-X. (Rule 2-01(c)(4)(vi) provides that an accountant's independence is impaired if the accountant acts as an employee of an audit client.)

The Audit Committee was informed that E&Y China received approximately $1,500, E&Y Japan received approximately $41,000, E&Y Chile received approximately $12,000 and E&Y France received approximately $100,000 for the services they provided to the DB entities. E&Y advised the Audit Committee that it conducted an internal review of the situation and, in view of the fact that similar expatriate tax compliance services were provided to a number of E&Y audit clients unrelated to DB or the Fund, E&Y has advised the SEC and the PCAOB of the independence issues arising from those services. E&Y advised the Audit Committee that E&Y believes its independence as auditors for the Fund was not impaired during the period the services were provided. In reaching this conclusion, E&Y noted a number of factors, including that none of the E&Y personnel who provided the non-audit services to the DB entities were involved in the provision of audit services to the Fund, the E&Y professionals responsible for the Fund's audits were not aware that these non-audit services took place, and that the fees charged were not significant to E&Y overall or to the fees charged to the Investment Company Complex. E&Y also noted that E&Y China, E&Y Japan and E&Y Chile are no longer providing these services and that the E&Y France engagement has been restructured.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD 21202.


ITEM 10. CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

FORM N-CSR ITEM F



                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder VIT EAFE Equity Index Fund

By:                                 /s/ Julian Sluyters
                                 ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



Registrant:                         Scudder VIT EAFE Equity Index Fund



By:                                 /s/ Julian Sluyters
                                 ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 28, 2005



By:                                 /s/ Paul Schubert
                                 ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               February 28, 2005